UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

f/k/a BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

Annual Shareholder Report September 30, 2024

Baron Asset Fund

Retail: BARAX

This annual shareholder report contains important information about Baron Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$145	1.29%

How did the Fund perform last year and what affected its performance?

Mid-cap stocks posted solid returns, although they lagged large caps throughout much of the period in a market dominated by the Magnificent Seven mega-cap names. The Fund, while posting double-digit gains, underperformed due to weak stock selection, particularly in Real Estate, Consumer Discretionary, and Industrials. Sector weightings did not factor much into results, with the positive impact of lack of exposure to the lagging Consumer Staples and Energy sectors along with an overweight in Real Estate, which soared on falling rates late in the period, cancelled out by the negative impact of higher exposure to the lagging Health Care sector and lack of exposure to the outperforming Utilities sector.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell Midcap Growth Index	Russell 3000 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,663	$10,584	$10,524
03/31/2015	$11,029	$11,153	$10,714
06/30/2015	$11,106	$11,026	$10,728
09/30/2015	$10,183	$10,145	$9,951
12/31/2015	$10,655	$10,563	$10,574
03/31/2016	$10,485	$10,624	$10,677
06/30/2016	$10,772	$10,790	$10,958
09/30/2016	$11,317	$11,285	$11,440
12/31/2016	$11,318	$11,337	$11,921
03/31/2017	$12,458	$12,118	$12,606
06/30/2017	$13,410	$12,629	$12,986
09/30/2017	$13,854	$13,296	$13,580
12/31/2017	$14,275	$14,201	$14,440
03/31/2018	$14,933	$14,510	$14,347
06/30/2018	$15,783	$14,968	$14,905
09/30/2018	$17,055	$16,102	$15,967
12/31/2018	$14,255	$13,527	$13,683
03/31/2019	$17,155	$16,181	$15,605
06/30/2019	$18,844	$17,055	$16,244
09/30/2019	$18,388	$16,940	$16,433
12/31/2019	$19,618	$18,324	$17,928
03/31/2020	$16,343	$14,652	$14,181
06/30/2020	$20,912	$19,086	$17,304
09/30/2020	$22,658	$20,875	$18,898
12/31/2020	$26,088	$24,846	$21,672
03/31/2021	$25,804	$24,705	$23,048
06/30/2021	$28,373	$27,440	$24,947
09/30/2021	$28,316	$27,232	$24,921
12/31/2021	$29,722	$28,008	$27,234
03/31/2022	$25,393	$24,484	$25,796
06/30/2022	$20,023	$19,325	$21,488
09/30/2022	$19,596	$19,199	$20,528
12/31/2022	$21,978	$20,524	$22,003
03/31/2023	$23,137	$22,399	$23,583
06/30/2023	$23,962	$23,795	$25,561
09/30/2023	$22,889	$22,552	$24,729
12/31/2023	$25,722	$25,833	$27,714
03/31/2024	$27,249	$28,286	$30,491
06/30/2024	$26,276	$27,377	$31,471
09/30/2024	$28,448	$29,168	$33,432

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,441,124,161
# of Issuers	52
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$44,072,858
fund	1 Year	5 Years	10 Years
Retail	24.29%	9.12%	11.02%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Asset Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Gartner, Inc.	9.7%
IDEXX Laboratories, Inc.	5.9%
Guidewire Software, Inc.	5.2%
Verisk Analytics, Inc.	5.2%
Arch Capital Group Ltd.	5.1%
Mettler-Toledo International, Inc.	5.1%
CoStar Group, Inc.	3.7%
Fair Isaac Corporation	3.6%
Roper Technologies, Inc.	2.9%
Space Exploration Technologies Corp.	2.8%
Total	49.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	30.4%
Health Care	20.2%
Industrials	18.5%
Financials	13.0%
Consumer Discretionary	7.8%
Real Estate	6.5%
Communication Services	3.2%
Materials	0.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Annual Shareholder Report September 30, 2024

Retail: BARAX

Annual Shareholder Report September 30, 2024

Baron Asset Fund

Institutional: BARIX

This annual shareholder report contains important information about Baron Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.04%

How did the Fund perform last year and what affected its performance?

Mid-cap stocks posted solid returns, although they lagged large caps throughout much of the period in a market dominated by the Magnificent Seven mega-cap names. The Fund, while posting double-digit gains, underperformed due to weak stock selection, particularly in Real Estate, Consumer Discretionary, and Industrials. Sector weightings did not factor much into results, with the positive impact of lack of exposure to the lagging Consumer Staples and Energy sectors along with an overweight in Real Estate, which soared on falling rates late in the period, cancelled out by the negative impact of higher exposure to the lagging Health Care sector and lack of exposure to the outperforming Utilities sector.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell Midcap Growth Index	Russell 3000 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,066,865	$1,058,378	$1,052,402
03/31/2015	$1,104,463	$1,115,298	$1,071,348
06/30/2015	$1,112,836	$1,102,573	$1,072,824
09/30/2015	$1,021,058	$1,014,483	$995,053
12/31/2015	$1,069,025	$1,056,260	$1,057,439
03/31/2016	$1,052,775	$1,062,377	$1,067,679
06/30/2016	$1,082,185	$1,078,979	$1,095,765
09/30/2016	$1,137,892	$1,128,525	$1,143,953
12/31/2016	$1,138,566	$1,133,669	$1,192,106
03/31/2017	$1,254,411	$1,211,829	$1,260,572
06/30/2017	$1,351,139	$1,262,907	$1,298,585
09/30/2017	$1,396,827	$1,329,627	$1,357,947
12/31/2017	$1,440,198	$1,420,124	$1,444,005
03/31/2018	$1,507,640	$1,451,003	$1,434,699
06/30/2018	$1,594,497	$1,496,818	$1,490,491
09/30/2018	$1,724,068	$1,610,195	$1,596,672
12/31/2018	$1,442,153	$1,352,660	$1,368,314
03/31/2019	$1,736,412	$1,618,065	$1,560,472
06/30/2019	$1,908,662	$1,705,470	$1,624,375
09/30/2019	$1,863,798	$1,693,983	$1,643,258
12/31/2019	$1,989,621	$1,832,444	$1,792,751
03/31/2020	$1,658,681	$1,465,223	$1,418,072
06/30/2020	$2,123,457	$1,908,612	$1,730,438
09/30/2020	$2,302,422	$2,087,518	$1,889,769
12/31/2020	$2,652,706	$2,484,546	$2,167,217
03/31/2021	$2,625,335	$2,470,502	$2,304,769
06/30/2021	$2,888,780	$2,744,039	$2,494,677
09/30/2021	$2,884,675	$2,723,186	$2,492,140
12/31/2021	$3,029,989	$2,800,785	$2,723,349
03/31/2022	$2,590,065	$2,448,436	$2,579,598
06/30/2022	$2,043,834	$1,932,508	$2,148,776
09/30/2022	$2,001,597	$1,919,889	$2,052,841
12/31/2022	$2,246,070	$2,052,388	$2,200,278
03/31/2023	$2,366,103	$2,239,893	$2,358,264
06/30/2023	$2,452,085	$2,379,534	$2,556,047
09/30/2023	$2,343,811	$2,255,228	$2,472,878
12/31/2023	$2,635,716	$2,583,276	$2,771,400
03/31/2024	$2,793,874	$2,828,598	$3,049,076
06/30/2024	$2,695,786	$2,737,706	$3,147,134
09/30/2024	$2,920,604	$2,916,788	$3,343,173

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,441,124,161
# of Issuers	52
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$44,072,858
fund	1 Year	5 Years	10 Years
Institutional	24.61%	9.40%	11.31%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Asset Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Gartner, Inc.	9.7%
IDEXX Laboratories, Inc.	5.9%
Guidewire Software, Inc.	5.2%
Verisk Analytics, Inc.	5.2%
Arch Capital Group Ltd.	5.1%
Mettler-Toledo International, Inc.	5.1%
CoStar Group, Inc.	3.7%
Fair Isaac Corporation	3.6%
Roper Technologies, Inc.	2.9%
Space Exploration Technologies Corp.	2.8%
Total	49.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	30.4%
Health Care	20.2%
Industrials	18.5%
Financials	13.0%
Consumer Discretionary	7.8%
Real Estate	6.5%
Communication Services	3.2%
Materials	0.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Annual Shareholder Report September 30, 2024

Institutional: BARIX

Annual Shareholder Report September 30, 2024

Baron Asset Fund

R6: BARUX

This annual shareholder report contains important information about Baron Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.04%

How did the Fund perform last year and what affected its performance?

Mid-cap stocks posted solid returns, although they lagged large caps throughout much of the period in a market dominated by the Magnificent Seven mega-cap names. The Fund, while posting double-digit gains, underperformed due to weak stock selection, particularly in Real Estate, Consumer Discretionary, and Industrials. Sector weightings did not factor much into results, with the positive impact of lack of exposure to the lagging Consumer Staples and Energy sectors along with an overweight in Real Estate, which soared on falling rates late in the period, cancelled out by the negative impact of higher exposure to the lagging Health Care sector and lack of exposure to the outperforming Utilities sector.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell Midcap Growth Index	Russell 3000 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,334,325	$5,291,890	$5,262,007
03/31/2015	$5,522,315	$5,576,492	$5,356,742
06/30/2015	$5,564,182	$5,512,863	$5,364,121
09/30/2015	$5,105,289	$5,072,415	$4,975,264
12/31/2015	$5,345,126	$5,281,301	$5,287,195
03/31/2016	$5,263,877	$5,311,886	$5,338,393
06/30/2016	$5,411,839	$5,394,894	$5,478,824
09/30/2016	$5,689,462	$5,642,624	$5,719,766
12/31/2016	$5,692,832	$5,668,344	$5,960,531
03/31/2017	$6,271,099	$6,059,146	$6,302,862
06/30/2017	$6,754,742	$6,314,534	$6,492,924
09/30/2017	$6,983,181	$6,648,133	$6,789,736
12/31/2017	$7,200,031	$7,100,621	$7,220,024
03/31/2018	$7,537,245	$7,255,014	$7,173,497
06/30/2018	$7,971,536	$7,484,087	$7,452,456
09/30/2018	$8,619,396	$8,050,975	$7,983,362
12/31/2018	$7,208,716	$6,763,297	$6,841,571
03/31/2019	$8,681,125	$8,090,324	$7,802,359
06/30/2019	$9,541,299	$8,527,349	$8,121,873
09/30/2019	$9,316,978	$8,469,916	$8,216,289
12/31/2019	$9,947,210	$9,162,219	$8,963,755
03/31/2020	$8,291,370	$7,326,113	$7,090,358
06/30/2020	$10,616,404	$9,543,062	$8,652,191
09/30/2020	$11,511,244	$10,437,588	$9,448,844
12/31/2020	$13,261,600	$12,422,730	$10,836,087
03/31/2021	$13,124,741	$12,352,510	$11,523,844
06/30/2021	$14,440,865	$13,720,194	$12,473,385
09/30/2021	$14,421,477	$13,615,928	$12,460,697
12/31/2021	$15,148,157	$14,003,922	$13,616,746
03/31/2022	$12,948,440	$12,242,182	$12,897,992
06/30/2022	$10,217,167	$9,662,539	$10,743,878
09/30/2022	$10,007,196	$9,599,444	$10,264,206
12/31/2022	$11,228,392	$10,261,942	$11,001,387
03/31/2023	$11,827,354	$11,199,463	$11,791,320
06/30/2023	$12,258,508	$11,897,668	$12,780,235
09/30/2023	$11,715,891	$11,276,138	$12,364,389
12/31/2023	$13,175,488	$12,916,382	$13,856,999
03/31/2024	$13,965,054	$14,142,992	$15,245,380
06/30/2024	$13,475,852	$13,688,528	$15,735,670
09/30/2024	$14,598,734	$14,583,940	$16,715,866

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,441,124,161
# of Issuers	52
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$44,072,858
fund	1 Year	5 Years	10 Years
R6	24.61%	9.40%	11.31%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Asset Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Gartner, Inc.	9.7%
IDEXX Laboratories, Inc.	5.9%
Guidewire Software, Inc.	5.2%
Verisk Analytics, Inc.	5.2%
Arch Capital Group Ltd.	5.1%
Mettler-Toledo International, Inc.	5.1%
CoStar Group, Inc.	3.7%
Fair Isaac Corporation	3.6%
Roper Technologies, Inc.	2.9%
Space Exploration Technologies Corp.	2.8%
Total	49.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	30.4%
Health Care	20.2%
Industrials	18.5%
Financials	13.0%
Consumer Discretionary	7.8%
Real Estate	6.5%
Communication Services	3.2%
Materials	0.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Annual Shareholder Report September 30, 2024

R6: BARUX

Annual Shareholder Report September 30, 2024

Baron Growth Fund

Retail: BGRFX

This annual shareholder report contains important information about Baron Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.34%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, underperformed its benchmark due to weak stock section, particularly in Consumer Discretionary, Communication Services, and Real Estate. Sector weightings did not significantly impact performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,723	$11,006	$10,524
03/31/2015	$11,225	$11,736	$10,714
06/30/2015	$11,093	$11,968	$10,728
09/30/2015	$10,127	$10,404	$9,951
12/31/2015	$10,261	$10,854	$10,574
03/31/2016	$10,287	$10,346	$10,677
06/30/2016	$10,628	$10,681	$10,958
09/30/2016	$10,896	$11,666	$11,440
12/31/2016	$10,881	$12,082	$11,921
03/31/2017	$12,006	$12,729	$12,606
06/30/2017	$12,724	$13,287	$12,986
09/30/2017	$13,127	$14,113	$13,580
12/31/2017	$13,822	$14,761	$14,440
03/31/2018	$14,155	$15,100	$14,347
06/30/2018	$15,279	$16,192	$14,905
09/30/2018	$16,480	$17,086	$15,967
12/31/2018	$13,419	$13,387	$13,683
03/31/2019	$16,316	$15,682	$15,605
06/30/2019	$17,451	$16,113	$16,244
09/30/2019	$17,319	$15,440	$16,433
12/31/2019	$18,805	$17,200	$17,928
03/31/2020	$14,601	$12,768	$14,181
06/30/2020	$18,601	$16,673	$17,304
09/30/2020	$20,623	$17,867	$18,898
12/31/2020	$24,958	$23,156	$21,672
03/31/2021	$25,175	$24,285	$23,048
06/30/2021	$27,121	$25,236	$24,947
09/30/2021	$28,087	$23,810	$24,921
12/31/2021	$29,910	$23,813	$27,234
03/31/2022	$25,906	$20,806	$25,796
06/30/2022	$21,049	$16,800	$21,488
09/30/2022	$20,699	$16,840	$20,528
12/31/2022	$23,151	$17,536	$22,003
03/31/2023	$24,962	$18,601	$23,583
06/30/2023	$25,622	$19,913	$25,561
09/30/2023	$24,667	$18,456	$24,729
12/31/2023	$26,549	$20,808	$27,714
03/31/2024	$27,998	$22,386	$30,491
06/30/2024	$25,678	$21,732	$31,471
09/30/2024	$28,520	$23,560	$33,432

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$7,586,737,355
# of Issuers	33
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$75,000,891
fund	1 Year	5 Years	10 Years
Retail	15.62%	10.49%	11.05%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Footnote	Description
Footnote†	Less than 0.5%.

Baron Growth Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Arch Capital Group Ltd.	13.2%
MSCI Inc.	10.7%
Gartner, Inc.	9.5%
FactSet Research Systems Inc.	6.8%
Kinsale Capital Group, Inc.	5.7%
Choice Hotels International, Inc.	5.1%
CoStar Group, Inc.	5.0%
Primerica, Inc.	4.7%
Vail Resorts, Inc.	4.6%
Morningstar, Inc.	3.9%
Total	69.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	49.2%
Information Technology	16.3%
Consumer Discretionary	14.1%
Real Estate	10.2%
Health Care	6.6%
Communication Services	2.8%
Industrials	0.8%
Materials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Annual Shareholder Report September 30, 2024

Retail: BGRFX

Annual Shareholder Report September 30, 2024

Baron Growth Fund

Institutional: BGRIX

This annual shareholder report contains important information about Baron Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.08%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, underperformed its benchmark due to weak stock section, particularly in Consumer Discretionary, Communication Services, and Real Estate. Sector weightings did not significantly impact performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,072,851	$1,100,587	$1,052,402
03/31/2015	$1,123,828	$1,173,556	$1,071,348
06/30/2015	$1,111,403	$1,196,754	$1,072,824
09/30/2015	$1,015,135	$1,040,438	$995,053
12/31/2015	$1,029,313	$1,085,382	$1,057,439
03/31/2016	$1,032,514	$1,034,554	$1,067,679
06/30/2016	$1,067,406	$1,068,082	$1,095,765
09/30/2016	$1,095,096	$1,166,579	$1,143,953
12/31/2016	$1,094,269	$1,208,225	$1,192,106
03/31/2017	$1,208,158	$1,272,853	$1,260,572
06/30/2017	$1,281,385	$1,328,714	$1,298,585
09/30/2017	$1,322,766	$1,411,337	$1,357,947
12/31/2017	$1,393,589	$1,476,051	$1,444,005
03/31/2018	$1,428,053	$1,509,990	$1,434,699
06/30/2018	$1,542,465	$1,619,201	$1,490,491
09/30/2018	$1,664,893	$1,708,632	$1,596,672
12/31/2018	$1,356,401	$1,338,660	$1,368,314
03/31/2019	$1,650,356	$1,568,170	$1,560,472
06/30/2019	$1,766,306	$1,611,263	$1,624,375
09/30/2019	$1,754,066	$1,544,026	$1,643,258
12/31/2019	$1,905,799	$1,719,957	$1,792,751
03/31/2020	$1,480,781	$1,276,810	$1,418,072
06/30/2020	$1,887,340	$1,667,312	$1,730,438
09/30/2020	$2,093,955	$1,786,658	$1,889,769
12/31/2020	$2,535,751	$2,315,616	$2,167,217
03/31/2021	$2,559,513	$2,428,508	$2,304,769
06/30/2021	$2,759,158	$2,523,644	$2,494,677
09/30/2021	$2,859,285	$2,380,994	$2,492,140
12/31/2021	$3,046,752	$2,381,259	$2,723,349
03/31/2022	$2,640,518	$2,080,568	$2,579,598
06/30/2022	$2,146,877	$1,679,969	$2,148,776
09/30/2022	$2,112,314	$1,684,032	$2,052,841
12/31/2022	$2,364,369	$1,753,619	$2,200,278
03/31/2023	$2,550,634	$1,860,111	$2,358,264
06/30/2023	$2,619,855	$1,991,296	$2,556,047
09/30/2023	$2,523,865	$1,845,561	$2,472,878
12/31/2023	$2,718,320	$2,080,817	$2,771,400
03/31/2024	$2,868,382	$2,238,582	$3,049,076
06/30/2024	$2,632,264	$2,173,234	$3,147,134
09/30/2024	$2,925,664	$2,356,004	$3,343,173

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$7,586,737,355
# of Issuers	33
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$75,000,891
fund	1 Year	5 Years	10 Years
Institutional	15.92%	10.77%	11.33%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Footnote	Description
Footnote†	Less than 0.5%.

Baron Growth Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Arch Capital Group Ltd.	13.2%
MSCI Inc.	10.7%
Gartner, Inc.	9.5%
FactSet Research Systems Inc.	6.8%
Kinsale Capital Group, Inc.	5.7%
Choice Hotels International, Inc.	5.1%
CoStar Group, Inc.	5.0%
Primerica, Inc.	4.7%
Vail Resorts, Inc.	4.6%
Morningstar, Inc.	3.9%
Total	69.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	49.2%
Information Technology	16.3%
Consumer Discretionary	14.1%
Real Estate	10.2%
Health Care	6.6%
Communication Services	2.8%
Industrials	0.8%
Materials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Annual Shareholder Report September 30, 2024

Institutional: BGRIX

Annual Shareholder Report September 30, 2024

Baron Growth Fund

R6: BGRUX

This annual shareholder report contains important information about Baron Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	1.09%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, underperformed its benchmark due to weak stock section, particularly in Consumer Discretionary, Communication Services, and Real Estate. Sector weightings did not significantly impact performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,364,256	$5,502,937	$5,262,007
03/31/2015	$5,619,138	$5,867,780	$5,356,742
06/30/2015	$5,557,016	$5,983,770	$5,364,121
09/30/2015	$5,075,676	$5,202,192	$4,975,264
12/31/2015	$5,146,565	$5,426,909	$5,287,195
03/31/2016	$5,163,371	$5,172,770	$5,338,393
06/30/2016	$5,337,831	$5,340,408	$5,478,824
09/30/2016	$5,475,478	$5,832,893	$5,719,766
12/31/2016	$5,472,243	$6,041,127	$5,960,531
03/31/2017	$6,040,788	$6,364,263	$6,302,862
06/30/2017	$6,407,823	$6,643,572	$6,492,924
09/30/2017	$6,613,831	$7,056,686	$6,789,736
12/31/2017	$6,968,843	$7,380,255	$7,220,024
03/31/2018	$7,141,160	$7,549,948	$7,173,497
06/30/2018	$7,713,214	$8,096,002	$7,452,456
09/30/2018	$8,325,343	$8,543,160	$7,983,362
12/31/2018	$6,782,914	$6,693,298	$6,841,571
03/31/2019	$8,252,652	$7,840,852	$7,802,359
06/30/2019	$8,832,388	$8,056,317	$8,121,873
09/30/2019	$8,771,194	$7,720,130	$8,216,289
12/31/2019	$9,529,840	$8,599,783	$8,963,755
03/31/2020	$7,404,808	$6,384,051	$7,090,358
06/30/2020	$9,438,656	$8,336,561	$8,652,191
09/30/2020	$10,470,592	$8,933,290	$9,448,844
12/31/2020	$12,680,616	$11,578,080	$10,836,087
03/31/2021	$12,799,421	$12,142,540	$11,523,844
06/30/2021	$13,796,445	$12,618,220	$12,473,385
09/30/2021	$14,298,225	$11,904,969	$12,460,697
12/31/2021	$15,234,359	$11,906,297	$13,616,746
03/31/2022	$13,203,278	$10,402,840	$12,897,992
06/30/2022	$10,735,176	$8,399,843	$10,743,878
09/30/2022	$10,562,372	$8,420,159	$10,264,206
12/31/2022	$11,822,594	$8,768,096	$11,001,387
03/31/2023	$12,753,871	$9,300,556	$11,791,320
06/30/2023	$13,099,963	$9,956,480	$12,780,235
09/30/2023	$12,620,037	$9,227,803	$12,364,389
12/31/2023	$13,592,263	$10,404,087	$13,856,999
03/31/2024	$14,342,533	$11,192,908	$15,245,380
06/30/2024	$13,160,655	$10,866,168	$15,735,670
09/30/2024	$14,627,582	$11,780,021	$16,715,866

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$7,586,737,355
# of Issuers	33
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$75,000,891
fund	1 Year	5 Years	10 Years
R6	15.91%	10.77%	11.33%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Footnote	Description
Footnote†	Less than 0.5%.

Baron Growth Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Arch Capital Group Ltd.	13.2%
MSCI Inc.	10.7%
Gartner, Inc.	9.5%
FactSet Research Systems Inc.	6.8%
Kinsale Capital Group, Inc.	5.7%
Choice Hotels International, Inc.	5.1%
CoStar Group, Inc.	5.0%
Primerica, Inc.	4.7%
Vail Resorts, Inc.	4.6%
Morningstar, Inc.	3.9%
Total	69.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	49.2%
Information Technology	16.3%
Consumer Discretionary	14.1%
Real Estate	10.2%
Health Care	6.6%
Communication Services	2.8%
Industrials	0.8%
Materials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Annual Shareholder Report September 30, 2024

R6: BGRUX

Annual Shareholder Report September 30, 2024

Baron Small Cap Fund

Retail: BSCFX

This annual shareholder report contains important information about Baron Small Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$149	1.30%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. Outperformance was driven by stock selection, with strength in Industrials and Consumer Discretionary investments more than offsetting weakness in Health Care and Information Technology holdings. Sector weightings were a modest drag on performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,504	$11,006	$10,524
03/31/2015	$11,097	$11,736	$10,714
06/30/2015	$10,943	$11,968	$10,728
09/30/2015	$9,568	$10,404	$9,951
12/31/2015	$9,953	$10,854	$10,574
03/31/2016	$9,671	$10,346	$10,677
06/30/2016	$10,148	$10,681	$10,958
09/30/2016	$10,801	$11,666	$11,440
12/31/2016	$10,942	$12,082	$11,921
03/31/2017	$11,870	$12,729	$12,606
06/30/2017	$12,665	$13,287	$12,986
09/30/2017	$13,226	$14,113	$13,580
12/31/2017	$13,912	$14,761	$14,440
03/31/2018	$14,304	$15,100	$14,347
06/30/2018	$15,217	$16,192	$14,905
09/30/2018	$16,533	$17,086	$15,967
12/31/2018	$12,884	$13,387	$13,683
03/31/2019	$15,855	$15,682	$15,605
06/30/2019	$16,630	$16,113	$16,244
09/30/2019	$15,844	$15,440	$16,433
12/31/2019	$17,328	$17,200	$17,928
03/31/2020	$13,280	$12,768	$14,181
06/30/2020	$18,013	$16,673	$17,304
09/30/2020	$20,693	$17,867	$18,898
12/31/2020	$24,317	$23,156	$21,672
03/31/2021	$24,951	$24,285	$23,048
06/30/2021	$26,523	$25,236	$24,947
09/30/2021	$26,853	$23,810	$24,921
12/31/2021	$28,094	$23,813	$27,234
03/31/2022	$23,676	$20,806	$25,796
06/30/2022	$19,259	$16,800	$21,488
09/30/2022	$18,546	$16,840	$20,528
12/31/2022	$19,322	$17,536	$22,003
03/31/2023	$21,134	$18,601	$23,583
06/30/2023	$22,483	$19,913	$25,561
09/30/2023	$21,777	$18,456	$24,729
12/31/2023	$24,515	$20,808	$27,714
03/31/2024	$27,391	$22,386	$30,491
06/30/2024	$25,609	$21,732	$31,471
09/30/2024	$28,071	$23,560	$33,432

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,515,574,556
# of Issuers	57
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$45,139,330
fund	1 Year	5 Years	10 Years
Retail	28.90%	12.12%	10.87%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Small Cap Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Vertiv Holdings Co	7.8%
Gartner, Inc.	5.6%
Guidewire Software, Inc.	4.8%
Kinsale Capital Group, Inc.	4.6%
ICON Plc	4.4%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.3%
TransDigm Group Incorporated	3.2%
ASGN Incorporated	3.1%
SiteOne Landscape Supply, Inc.	2.9%
Total	43.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	28.4%
Information Technology	22.9%
Consumer Discretionary	14.2%
Financials	11.9%
Health Care	10.5%
Communication Services	5.8%
Consumer Staples	2.3%
Materials	1.7%
Real Estate	0.6%
Cash and Cash Equivalents	1.7%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Annual Shareholder Report September 30, 2024

Retail: BSCFX

Annual Shareholder Report September 30, 2024

Baron Small Cap Fund

Institutional: BSFIX

This annual shareholder report contains important information about Baron Small Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.05%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. Outperformance was driven by stock selection, with strength in Industrials and Consumer Discretionary investments more than offsetting weakness in Health Care and Information Technology holdings. Sector weightings were a modest drag on performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,051,177	$1,100,587	$1,052,402
03/31/2015	$1,111,129	$1,173,556	$1,071,348
06/30/2015	$1,096,529	$1,196,754	$1,072,824
09/30/2015	$959,230	$1,040,438	$995,053
12/31/2015	$998,464	$1,085,382	$1,057,439
03/31/2016	$971,047	$1,034,554	$1,067,679
06/30/2016	$1,019,634	$1,068,082	$1,095,765
09/30/2016	$1,085,921	$1,166,579	$1,143,953
12/31/2016	$1,100,923	$1,208,225	$1,192,106
03/31/2017	$1,195,058	$1,272,853	$1,260,572
06/30/2017	$1,275,686	$1,328,714	$1,298,585
09/30/2017	$1,333,096	$1,411,337	$1,357,947
12/31/2017	$1,403,102	$1,476,051	$1,444,005
03/31/2018	$1,443,259	$1,509,990	$1,434,699
06/30/2018	$1,536,958	$1,619,201	$1,490,491
09/30/2018	$1,670,815	$1,708,632	$1,596,672
12/31/2018	$1,303,042	$1,338,660	$1,368,314
03/31/2019	$1,604,909	$1,568,170	$1,560,472
06/30/2019	$1,684,292	$1,611,263	$1,624,375
09/30/2019	$1,605,431	$1,544,026	$1,643,258
12/31/2019	$1,757,376	$1,719,957	$1,792,751
03/31/2020	$1,347,265	$1,276,810	$1,418,072
06/30/2020	$1,829,246	$1,667,312	$1,730,438
09/30/2020	$2,102,463	$1,786,658	$1,889,769
12/31/2020	$2,472,204	$2,315,616	$2,167,217
03/31/2021	$2,538,180	$2,428,508	$2,304,769
06/30/2021	$2,699,949	$2,523,644	$2,494,677
09/30/2021	$2,735,474	$2,380,994	$2,492,140
12/31/2021	$2,863,697	$2,381,259	$2,723,349
03/31/2022	$2,414,629	$2,080,568	$2,579,598
06/30/2022	$1,965,560	$1,679,969	$2,148,776
09/30/2022	$1,894,021	$1,684,032	$2,052,841
12/31/2022	$1,974,392	$1,753,619	$2,200,278
03/31/2023	$2,160,796	$1,860,111	$2,358,264
06/30/2023	$2,300,972	$1,991,296	$2,556,047
09/30/2023	$2,229,393	$1,845,561	$2,472,878
12/31/2023	$2,511,200	$2,080,817	$2,771,400
03/31/2024	$2,807,720	$2,238,582	$3,049,076
06/30/2024	$2,627,196	$2,173,234	$3,147,134
09/30/2024	$2,881,466	$2,356,004	$3,343,173

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,515,574,556
# of Issuers	57
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$45,139,330
fund	1 Year	5 Years	10 Years
Institutional	29.25%	12.41%	11.16%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Small Cap Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Vertiv Holdings Co	7.8%
Gartner, Inc.	5.6%
Guidewire Software, Inc.	4.8%
Kinsale Capital Group, Inc.	4.6%
ICON Plc	4.4%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.3%
TransDigm Group Incorporated	3.2%
ASGN Incorporated	3.1%
SiteOne Landscape Supply, Inc.	2.9%
Total	43.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	28.4%
Information Technology	22.9%
Consumer Discretionary	14.2%
Financials	11.9%
Health Care	10.5%
Communication Services	5.8%
Consumer Staples	2.3%
Materials	1.7%
Real Estate	0.6%
Cash and Cash Equivalents	1.7%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Annual Shareholder Report September 30, 2024

Institutional: BSFIX

Annual Shareholder Report September 30, 2024

Baron Small Cap Fund

R6: BSCUX

This annual shareholder report contains important information about Baron Small Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$120	1.05%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. Outperformance was driven by stock selection, with strength in Industrials and Consumer Discretionary investments more than offsetting weakness in Health Care and Information Technology holdings. Sector weightings were a modest drag on performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,255,886	$5,502,937	$5,262,007
03/31/2015	$5,555,646	$5,867,780	$5,356,742
06/30/2015	$5,482,647	$5,983,770	$5,364,121
09/30/2015	$4,796,151	$5,202,192	$4,975,264
12/31/2015	$4,992,321	$5,426,909	$5,287,195
03/31/2016	$4,855,236	$5,172,770	$5,338,393
06/30/2016	$5,098,172	$5,340,408	$5,478,824
09/30/2016	$5,429,605	$5,832,893	$5,719,766
12/31/2016	$5,504,612	$6,041,127	$5,960,531
03/31/2017	$5,975,291	$6,364,263	$6,302,862
06/30/2017	$6,376,317	$6,643,572	$6,492,924
09/30/2017	$6,663,367	$7,056,686	$6,789,736
12/31/2017	$7,013,402	$7,380,255	$7,220,024
03/31/2018	$7,216,585	$7,549,948	$7,173,497
06/30/2018	$7,682,711	$8,096,002	$7,452,456
09/30/2018	$8,352,020	$8,543,160	$7,983,362
12/31/2018	$6,513,055	$6,693,298	$6,841,571
03/31/2019	$8,022,496	$7,840,852	$7,802,359
06/30/2019	$8,419,442	$8,056,317	$8,121,873
09/30/2019	$8,025,107	$7,720,130	$8,216,289
12/31/2019	$8,784,889	$8,599,783	$8,963,755
03/31/2020	$6,734,131	$6,384,051	$7,090,358
06/30/2020	$9,144,271	$8,336,561	$8,652,191
09/30/2020	$10,510,493	$8,933,290	$9,448,844
12/31/2020	$12,359,397	$11,578,080	$10,836,087
03/31/2021	$12,689,319	$12,142,540	$11,523,844
06/30/2021	$13,495,091	$12,618,220	$12,473,385
09/30/2021	$13,672,741	$11,904,969	$12,460,697
12/31/2021	$14,313,565	$11,906,297	$13,616,746
03/31/2022	$12,071,425	$10,402,840	$12,897,992
06/30/2022	$9,825,743	$8,399,843	$10,743,878
09/30/2022	$9,467,993	$8,420,159	$10,264,206
12/31/2022	$9,869,902	$8,768,096	$11,001,387
03/31/2023	$10,802,081	$9,300,556	$11,791,320
06/30/2023	$11,503,078	$9,956,480	$12,780,235
09/30/2023	$11,145,122	$9,227,803	$12,364,389
12/31/2023	$12,554,529	$10,404,087	$13,856,999
03/31/2024	$14,037,408	$11,192,908	$15,245,380
06/30/2024	$13,134,619	$10,866,168	$15,735,670
09/30/2024	$14,402,365	$11,780,021	$16,715,866

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,515,574,556
# of Issuers	57
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$45,139,330
fund	1 Year	5 Years	10 Years
R6	29.23%	12.41%	11.16%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Small Cap Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Vertiv Holdings Co	7.8%
Gartner, Inc.	5.6%
Guidewire Software, Inc.	4.8%
Kinsale Capital Group, Inc.	4.6%
ICON Plc	4.4%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.3%
TransDigm Group Incorporated	3.2%
ASGN Incorporated	3.1%
SiteOne Landscape Supply, Inc.	2.9%
Total	43.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	28.4%
Information Technology	22.9%
Consumer Discretionary	14.2%
Financials	11.9%
Health Care	10.5%
Communication Services	5.8%
Consumer Staples	2.3%
Materials	1.7%
Real Estate	0.6%
Cash and Cash Equivalents	1.7%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Annual Shareholder Report September 30, 2024

R6: BSCUX

Annual Shareholder Report September 30, 2024

Baron Opportunity Fund

Retail: BIOPX

This annual shareholder report contains important information about Baron Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$160	1.31%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on enthusiasm around AI. We see significant long-term opportunities for AI beneficiaries, as we consider AI to be the most important technological advancement since the advent of the internet 30 years ago. Our stake in AI market leaders paid off during the period, as the four top contributors were all Magnificent Seven names. Sector/sub-industry weightings were also a positive, with an overweight in Information Technology and lack of exposure to Consumer Staples more than offsetting weakness in electric vehicles and autonomous driving.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Growth Index	S&P 500 Index
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,356	$10,517	$10,493
3/31/2015	$10,776	$10,943	$10,593
6/30/2015	$11,077	$10,972	$10,623
9/30/2015	$9,730	$10,321	$9,939
12/31/2015	$10,480	$11,053	$10,639
3/31/2016	$9,661	$11,090	$10,782
6/30/2016	$9,982	$11,179	$11,047
9/30/2016	$10,625	$11,729	$11,472
12/31/2016	$9,972	$11,870	$11,911
3/31/2017	$11,469	$12,895	$12,633
6/30/2017	$12,781	$13,495	$13,024
9/30/2017	$13,209	$14,295	$13,607
12/31/2017	$14,012	$15,382	$14,511
3/31/2018	$15,298	$15,610	$14,401
6/30/2018	$16,831	$16,527	$14,896
9/30/2018	$18,150	$17,995	$16,044
12/31/2018	$15,141	$15,056	$13,875
3/31/2019	$18,373	$17,492	$15,769
6/30/2019	$19,496	$18,279	$16,447
9/30/2019	$18,606	$18,481	$16,727
12/31/2019	$21,240	$20,453	$18,244
3/31/2020	$19,810	$17,415	$14,668
6/30/2020	$27,667	$22,291	$17,682
9/30/2020	$32,608	$25,157	$19,261
12/31/2020	$40,091	$28,279	$21,600
3/31/2021	$40,422	$28,616	$22,934
6/30/2021	$44,488	$31,872	$24,895
9/30/2021	$43,557	$32,094	$25,040
12/31/2021	$44,906	$35,588	$27,801
3/31/2022	$37,686	$32,296	$26,522
6/30/2022	$27,502	$25,569	$22,252
9/30/2022	$26,839	$24,708	$21,165
12/31/2022	$25,612	$25,280	$22,766
3/31/2023	$30,183	$28,781	$24,473
6/30/2023	$35,091	$32,371	$26,612
9/30/2023	$33,299	$31,289	$25,741
12/31/2023	$38,305	$35,698	$28,750
3/31/2024	$44,146	$39,705	$31,785
6/30/2024	$46,068	$42,800	$33,147
9/30/2024	$47,903	$44,263	$35,098

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,356,177,986
# of Issuers	43
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$12,112,115
fund	1 Year	5 Years	10 Years
Retail	43.85%	20.82%	16.96%
Russell 3000 Growth Index	41.47%	19.09%	16.04%
S&P 500 Index	36.35%	15.98%	13.38%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Opportunity Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	12.2%
NVIDIA Corporation	11.5%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc.	5.2%
Apple Inc.	4.7%
Broadcom Inc.	4.6%
Tesla, Inc.	4.5%
Space Exploration Technologies Corp.	2.7%
Gartner, Inc.	2.6%
argenx SE	2.6%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	57.9%
Consumer Discretionary	12.4%
Communication Services	9.7%
Health Care	8.5%
Financials	3.8%
Industrials	3.8%
Real Estate	2.6%
Materials	0.2%
Cash and Cash Equivalents	0.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Annual Shareholder Report September 30, 2024

Retail: BIOPX

Annual Shareholder Report September 30, 2024

Baron Opportunity Fund

Institutional: BIOIX

This annual shareholder report contains important information about Baron Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$128	1.05%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on enthusiasm around AI. We see significant long-term opportunities for AI beneficiaries, as we consider AI to be the most important technological advancement since the advent of the internet 30 years ago. Our stake in AI market leaders paid off during the period, as the four top contributors were all Magnificent Seven names. Sector/sub-industry weightings were also a positive, with an overweight in Information Technology and lack of exposure to Consumer Staples more than offsetting weakness in electric vehicles and autonomous driving.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Growth Index	S&P 500 Index
9/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,036,662	$1,051,705	$1,049,327
3/31/2015	$1,079,181	$1,094,288	$1,059,301
6/30/2015	$1,110,510	$1,097,208	$1,062,247
9/30/2015	$976,242	$1,032,109	$993,855
12/31/2015	$1,051,654	$1,105,268	$1,063,848
3/31/2016	$969,996	$1,108,993	$1,078,187
6/30/2016	$1,003,401	$1,117,863	$1,104,659
9/30/2016	$1,068,356	$1,172,900	$1,147,210
12/31/2016	$1,003,669	$1,186,989	$1,191,082
3/31/2017	$1,155,127	$1,289,467	$1,263,335
6/30/2017	$1,287,739	$1,349,468	$1,302,350
9/30/2017	$1,331,711	$1,429,451	$1,360,700
12/31/2017	$1,413,956	$1,538,185	$1,451,114
3/31/2018	$1,544,104	$1,560,999	$1,440,099
6/30/2018	$1,700,764	$1,652,675	$1,489,550
9/30/2018	$1,834,126	$1,799,483	$1,604,406
12/31/2018	$1,532,036	$1,505,590	$1,387,494
3/31/2019	$1,859,969	$1,749,185	$1,576,858
6/30/2019	$1,975,166	$1,827,934	$1,644,723
9/30/2019	$1,885,194	$1,848,110	$1,672,656
12/31/2019	$2,154,112	$2,045,289	$1,824,365
3/31/2020	$2,010,865	$1,741,529	$1,466,826
6/30/2020	$2,810,886	$2,229,046	$1,768,160
9/30/2020	$3,314,504	$2,515,683	$1,926,047
12/31/2020	$4,077,400	$2,827,858	$2,160,026
3/31/2021	$4,113,218	$2,861,577	$2,293,407
6/30/2021	$4,530,445	$3,187,218	$2,489,467
9/30/2021	$4,438,481	$3,209,356	$2,503,957
12/31/2021	$4,578,709	$3,558,827	$2,780,071
3/31/2022	$3,845,196	$3,229,550	$2,652,229
6/30/2022	$2,808,665	$2,556,940	$2,225,190
9/30/2022	$2,741,792	$2,470,791	$2,116,543
12/31/2022	$2,617,450	$2,527,979	$2,276,576
3/31/2023	$3,087,650	$2,878,134	$2,447,253
6/30/2023	$3,591,287	$3,237,118	$2,661,195
9/30/2023	$3,410,521	$3,128,850	$2,574,083
12/31/2023	$3,925,652	$3,569,747	$2,875,034
3/31/2024	$4,527,509	$3,970,490	$3,178,520
6/30/2024	$4,728,128	$4,280,012	$3,314,681
9/30/2024	$4,919,343	$4,426,316	$3,509,802

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,356,177,986
# of Issuers	43
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$12,112,115
fund	1 Year	5 Years	10 Years
Institutional	44.24%	21.15%	17.27%
Russell 3000 Growth Index	41.47%	19.09%	16.04%
S&P 500 Index	36.35%	15.98%	13.38%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Opportunity Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	12.2%
NVIDIA Corporation	11.5%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc.	5.2%
Apple Inc.	4.7%
Broadcom Inc.	4.6%
Tesla, Inc.	4.5%
Space Exploration Technologies Corp.	2.7%
Gartner, Inc.	2.6%
argenx SE	2.6%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	57.9%
Consumer Discretionary	12.4%
Communication Services	9.7%
Health Care	8.5%
Financials	3.8%
Industrials	3.8%
Real Estate	2.6%
Materials	0.2%
Cash and Cash Equivalents	0.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Annual Shareholder Report September 30, 2024

Institutional: BIOIX

Annual Shareholder Report September 30, 2024

Baron Opportunity Fund

R6: BIOUX

This annual shareholder report contains important information about Baron Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$128	1.05%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on enthusiasm around AI. We see significant long-term opportunities for AI beneficiaries, as we consider AI to be the most important technological advancement since the advent of the internet 30 years ago. Our stake in AI market leaders paid off during the period, as the four top contributors were all Magnificent Seven names. Sector/sub-industry weightings were also a positive, with an overweight in Information Technology and lack of exposure to Consumer Staples more than offsetting weakness in electric vehicles and autonomous driving.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Growth Index	S&P 500 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,183,312	$5,258,527	$5,246,634
03/31/2015	$5,395,903	$5,471,440	$5,296,507
06/30/2015	$5,552,550	$5,486,039	$5,311,236
09/30/2015	$4,881,209	$5,160,543	$4,969,274
12/31/2015	$5,258,268	$5,526,340	$5,319,239
03/31/2016	$4,849,979	$5,544,967	$5,390,934
06/30/2016	$5,017,006	$5,589,316	$5,523,294
09/30/2016	$5,344,875	$5,864,500	$5,736,049
12/31/2016	$5,018,345	$5,934,947	$5,955,411
03/31/2017	$5,779,123	$6,447,336	$6,316,675
06/30/2017	$6,442,187	$6,747,341	$6,511,748
09/30/2017	$6,662,045	$7,147,256	$6,803,501
12/31/2017	$7,073,269	$7,690,925	$7,255,572
03/31/2018	$7,727,978	$7,804,995	$7,200,495
06/30/2018	$8,511,219	$8,263,375	$7,447,750
09/30/2018	$9,177,978	$8,997,412	$8,022,029
12/31/2018	$7,663,466	$7,527,951	$6,937,470
03/31/2019	$9,307,139	$8,745,927	$7,884,287
06/30/2019	$9,883,055	$9,139,669	$8,223,616
09/30/2019	$9,437,456	$9,240,548	$8,363,278
12/31/2019	$10,777,362	$10,226,445	$9,121,826
03/31/2020	$10,065,777	$8,707,647	$7,334,132
06/30/2020	$14,065,065	$11,145,228	$8,840,802
09/30/2020	$16,582,635	$12,578,416	$9,630,235
12/31/2020	$20,405,512	$14,139,292	$10,800,131
03/31/2021	$20,584,550	$14,307,883	$11,467,036
06/30/2021	$22,670,102	$15,936,091	$12,447,334
09/30/2021	$22,210,410	$16,046,780	$12,519,783
12/31/2021	$22,911,049	$17,794,136	$13,900,354
03/31/2022	$19,244,863	$16,147,748	$13,261,144
06/30/2022	$14,053,712	$12,784,700	$11,125,951
09/30/2022	$13,719,473	$12,353,956	$10,582,716
12/31/2022	$13,097,997	$12,639,892	$11,382,879
03/31/2023	$15,448,116	$14,390,670	$12,236,264
06/30/2023	$17,970,577	$16,185,592	$13,305,974
09/30/2023	$17,061,864	$15,644,248	$12,870,415
12/31/2023	$19,641,772	$17,848,733	$14,375,168
03/31/2024	$22,649,925	$19,852,452	$15,892,600
06/30/2024	$23,652,642	$21,400,058	$16,573,406
09/30/2024	$24,613,580	$22,131,578	$17,549,012

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,356,177,986
# of Issuers	43
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$12,112,115
fund	1 Year	5 Years	10 Years
R6	44.26%	21.13%	17.28%
Russell 3000 Growth Index	41.47%	19.09%	16.04%
S&P 500 Index	36.35%	15.98%	13.38%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Opportunity Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	12.2%
NVIDIA Corporation	11.5%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc.	5.2%
Apple Inc.	4.7%
Broadcom Inc.	4.6%
Tesla, Inc.	4.5%
Space Exploration Technologies Corp.	2.7%
Gartner, Inc.	2.6%
argenx SE	2.6%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	57.9%
Consumer Discretionary	12.4%
Communication Services	9.7%
Health Care	8.5%
Financials	3.8%
Industrials	3.8%
Real Estate	2.6%
Materials	0.2%
Cash and Cash Equivalents	0.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Annual Shareholder Report September 30, 2024

R6: BIOUX

Annual Shareholder Report September 30, 2024

Baron Fifth Avenue Growth Fund

Retail: BFTHX

This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$122	1.00%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on investor enthusiasm around AI. The Fund's investments in these secular growth market leaders paid off, as the three top contributors were all Magnificent Seven names. Sector/sub-industry weightings did not factor much into results, with the positive impact of the Fund's overweight in Information Technology and underexposure to Industrials and Consumer Staples cancelled out by weakness elsewhere -- in particular, electric vehicles and autonomous driving.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 1000 Growth Index	S&P 500 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,333	$10,478	$10,493
03/31/2015	$10,844	$10,881	$10,593
06/30/2015	$11,224	$10,894	$10,623
09/30/2015	$10,048	$10,317	$9,939
12/31/2015	$10,986	$11,072	$10,639
03/31/2016	$10,440	$11,154	$10,782
06/30/2016	$10,440	$11,223	$11,047
09/30/2016	$11,497	$11,737	$11,472
12/31/2016	$10,761	$11,856	$11,911
03/31/2017	$12,389	$12,912	$12,633
06/30/2017	$13,440	$13,515	$13,024
09/30/2017	$14,284	$14,312	$13,607
12/31/2017	$15,134	$15,438	$14,511
03/31/2018	$16,245	$15,656	$14,401
06/30/2018	$17,398	$16,558	$14,896
09/30/2018	$18,431	$18,076	$16,044
12/31/2018	$15,300	$15,204	$13,875
03/31/2019	$18,152	$17,652	$15,769
06/30/2019	$19,340	$18,471	$16,447
09/30/2019	$19,073	$18,746	$16,727
12/31/2019	$20,497	$20,737	$18,244
03/31/2020	$18,539	$17,813	$14,668
06/30/2020	$25,551	$22,772	$17,682
09/30/2020	$28,525	$25,782	$19,261
12/31/2020	$30,832	$28,719	$21,600
03/31/2021	$30,329	$28,990	$22,934
06/30/2021	$34,493	$32,449	$24,895
09/30/2021	$33,983	$32,825	$25,040
12/31/2021	$34,200	$36,644	$27,801
03/31/2022	$26,997	$33,331	$26,522
06/30/2022	$18,736	$26,357	$22,252
09/30/2022	$18,186	$25,410	$21,165
12/31/2022	$16,888	$25,967	$22,766
03/31/2023	$20,199	$29,698	$24,473
06/30/2023	$23,414	$33,502	$26,612
09/30/2023	$22,585	$32,453	$25,741
12/31/2023	$26,547	$37,050	$28,750
03/31/2024	$29,877	$41,279	$31,785
06/30/2024	$31,561	$44,719	$33,147
09/30/2024	$32,668	$46,145	$35,098

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$636,410,481
# of Issuers	31
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,919,830
fund	1 Year	5 Years	10 Years
Retail	44.65%	11.36%	12.57%
Russell 1000 Growth Index	42.19%	19.74%	16.52%
S&P 500 Index	36.35%	15.98%	13.38%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Fifth Avenue Growth Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
NVIDIA Corporation	10.7%
Amazon.com, Inc.	8.4%
Meta Platforms, Inc.	8.2%
Shopify Inc.	5.9%
Intuitive Surgical, Inc.	5.8%
ServiceNow, Inc.	5.1%
Microsoft Corporation	4.6%
The Trade Desk, Inc.	4.5%
MercadoLibre, Inc.	4.5%
Tesla, Inc.	3.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	43.0%
Consumer Discretionary	18.8%
Communication Services	14.9%
Health Care	10.9%
Financials	8.5%
Industrials	1.1%
Cash and Cash Equivalents	2.8%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Annual Shareholder Report September 30, 2024

Retail: BFTHX

Annual Shareholder Report September 30, 2024

Baron Fifth Avenue Growth Fund

Institutional: BFTIX

This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.75%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on investor enthusiasm around AI. The Fund's investments in these secular growth market leaders paid off, as the three top contributors were all Magnificent Seven names. Sector/sub-industry weightings did not factor much into results, with the positive impact of the Fund's overweight in Information Technology and underexposure to Industrials and Consumer Staples cancelled out by weakness elsewhere -- in particular, electric vehicles and autonomous driving.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 1000 Growth Index	S&P 500 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,033,699	$1,047,843	$1,049,327
03/31/2015	$1,085,532	$1,088,056	$1,059,301
06/30/2015	$1,124,406	$1,089,362	$1,062,247
09/30/2015	$1,007,194	$1,031,734	$993,855
12/31/2015	$1,102,024	$1,107,227	$1,063,848
03/31/2016	$1,047,836	$1,115,442	$1,078,187
06/30/2016	$1,049,014	$1,122,294	$1,104,659
09/30/2016	$1,155,623	$1,173,708	$1,147,210
12/31/2016	$1,082,587	$1,185,580	$1,191,082
03/31/2017	$1,246,918	$1,291,200	$1,263,335
06/30/2017	$1,353,528	$1,351,501	$1,302,350
09/30/2017	$1,439,522	$1,431,226	$1,360,700
12/31/2017	$1,526,106	$1,543,773	$1,451,114
03/31/2018	$1,639,194	$1,565,622	$1,440,099
06/30/2018	$1,756,995	$1,655,745	$1,489,550
09/30/2018	$1,862,426	$1,807,586	$1,604,406
12/31/2018	$1,547,310	$1,520,404	$1,387,494
03/31/2019	$1,836,510	$1,765,210	$1,576,858
06/30/2019	$1,957,844	$1,847,111	$1,644,723
09/30/2019	$1,931,928	$1,874,587	$1,672,656
12/31/2019	$2,077,230	$2,073,675	$1,824,365
03/31/2020	$1,880,236	$1,781,298	$1,466,826
06/30/2020	$2,593,053	$2,277,182	$1,768,160
09/30/2020	$2,896,593	$2,578,162	$1,926,047
12/31/2020	$3,132,634	$2,871,894	$2,160,026
03/31/2021	$3,083,315	$2,898,949	$2,293,407
06/30/2021	$3,509,524	$3,244,927	$2,489,467
09/30/2021	$3,459,596	$3,282,448	$2,503,957
12/31/2021	$3,484,220	$3,664,438	$2,780,071
03/31/2022	$2,751,888	$3,333,130	$2,652,229
06/30/2022	$1,911,086	$2,635,744	$2,225,190
09/30/2022	$1,855,910	$2,540,949	$2,116,543
12/31/2022	$1,724,868	$2,596,735	$2,276,576
03/31/2023	$2,064,073	$2,969,770	$2,447,253
06/30/2023	$2,394,500	$3,350,203	$2,661,195
09/30/2023	$2,311,110	$3,245,332	$2,574,083
12/31/2023	$2,718,030	$3,704,973	$2,875,034
03/31/2024	$3,060,997	$4,127,876	$3,178,520
06/30/2024	$3,235,930	$4,471,923	$3,314,681
09/30/2024	$3,351,297	$4,614,541	$3,509,802

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$636,410,481
# of Issuers	31
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,919,830
fund	1 Year	5 Years	10 Years
Institutional	45.01%	11.65%	12.86%
Russell 1000 Growth Index	42.19%	19.74%	16.52%
S&P 500 Index	36.35%	15.98%	13.38%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Fifth Avenue Growth Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
NVIDIA Corporation	10.7%
Amazon.com, Inc.	8.4%
Meta Platforms, Inc.	8.2%
Shopify Inc.	5.9%
Intuitive Surgical, Inc.	5.8%
ServiceNow, Inc.	5.1%
Microsoft Corporation	4.6%
The Trade Desk, Inc.	4.5%
MercadoLibre, Inc.	4.5%
Tesla, Inc.	3.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	43.0%
Consumer Discretionary	18.8%
Communication Services	14.9%
Health Care	10.9%
Financials	8.5%
Industrials	1.1%
Cash and Cash Equivalents	2.8%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Annual Shareholder Report September 30, 2024

Institutional: BFTIX

Annual Shareholder Report September 30, 2024

Baron Fifth Avenue Growth Fund

R6: BFTUX

This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.75%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on investor enthusiasm around AI. The Fund's investments in these secular growth market leaders paid off, as the three top contributors were all Magnificent Seven names. Sector/sub-industry weightings did not factor much into results, with the positive impact of the Fund's overweight in Information Technology and underexposure to Industrials and Consumer Staples cancelled out by weakness elsewhere -- in particular, electric vehicles and autonomous driving.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 1000 Growth Index	S&P 500 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,168,497	$5,239,216	$5,246,634
03/31/2015	$5,427,659	$5,440,280	$5,296,507
06/30/2015	$5,622,029	$5,446,809	$5,311,236
09/30/2015	$5,035,972	$5,158,670	$4,969,274
12/31/2015	$5,510,119	$5,536,137	$5,319,239
03/31/2016	$5,239,178	$5,577,210	$5,390,934
06/30/2016	$5,245,068	$5,611,469	$5,523,294
09/30/2016	$5,781,060	$5,868,538	$5,736,049
12/31/2016	$5,412,934	$5,927,902	$5,955,411
03/31/2017	$6,237,537	$6,455,998	$6,316,675
06/30/2017	$6,770,584	$6,757,505	$6,511,748
09/30/2017	$7,200,556	$7,156,131	$6,803,501
12/31/2017	$7,633,473	$7,718,866	$7,255,572
03/31/2018	$8,198,916	$7,828,108	$7,200,495
06/30/2018	$8,787,918	$8,278,727	$7,447,750
09/30/2018	$9,315,075	$9,037,928	$8,022,029
12/31/2018	$7,739,494	$7,602,022	$6,937,470
03/31/2019	$9,185,495	$8,826,051	$7,884,287
06/30/2019	$9,792,168	$9,235,555	$8,223,616
09/30/2019	$9,662,587	$9,372,936	$8,363,278
12/31/2019	$10,392,127	$10,368,372	$9,121,826
03/31/2020	$9,404,133	$8,906,491	$7,334,132
06/30/2020	$12,971,218	$11,385,911	$8,840,802
09/30/2020	$14,488,909	$12,890,811	$9,630,235
12/31/2020	$15,669,099	$14,359,472	$10,800,131
03/31/2021	$15,422,510	$14,494,747	$11,467,036
06/30/2021	$17,553,532	$16,224,634	$12,447,334
09/30/2021	$17,303,898	$16,412,237	$12,519,783
12/31/2021	$17,427,022	$18,322,191	$13,900,354
03/31/2022	$13,765,435	$16,665,648	$13,261,144
06/30/2022	$9,558,372	$13,178,721	$11,125,951
09/30/2022	$9,282,499	$12,704,742	$10,582,716
12/31/2022	$8,621,031	$12,983,676	$11,382,879
03/31/2023	$10,320,158	$14,848,849	$12,236,264
06/30/2023	$11,969,126	$16,751,017	$13,305,974
09/30/2023	$11,555,317	$16,226,661	$12,870,415
12/31/2023	$13,589,880	$18,524,866	$14,375,168
03/31/2024	$15,301,546	$20,639,381	$15,892,600
06/30/2024	$16,176,189	$22,359,615	$16,573,406
09/30/2024	$16,753,015	$23,072,704	$17,549,012

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$636,410,481
# of Issuers	31
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,919,830
fund	1 Year	5 Years	10 Years
R6	44.98%	11.63%	12.85%
Russell 1000 Growth Index	42.19%	19.74%	16.52%
S&P 500 Index	36.35%	15.98%	13.38%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Fifth Avenue Growth Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
NVIDIA Corporation	10.7%
Amazon.com, Inc.	8.4%
Meta Platforms, Inc.	8.2%
Shopify Inc.	5.9%
Intuitive Surgical, Inc.	5.8%
ServiceNow, Inc.	5.1%
Microsoft Corporation	4.6%
The Trade Desk, Inc.	4.5%
MercadoLibre, Inc.	4.5%
Tesla, Inc.	3.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	43.0%
Consumer Discretionary	18.8%
Communication Services	14.9%
Health Care	10.9%
Financials	8.5%
Industrials	1.1%
Cash and Cash Equivalents	2.8%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Annual Shareholder Report September 30, 2024

R6: BFTUX

Annual Shareholder Report September 30, 2024

Baron Discovery Fund

Retail: BDFFX

This annual shareholder report contains important information about Baron Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$147	1.32%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut  - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, trailed its benchmark due to weak stock selection, particularly in Industrials and Information Technology. Sector weightings partially offset disappointing stock selection, with lack of exposure to Energy, the only sector in the benchmark with negative returns, contributing the most.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$11,336	$11,006	$10,524
03/31/2015	$12,098	$11,736	$10,714
06/30/2015	$11,892	$11,968	$10,728
09/30/2015	$9,529	$10,404	$9,951
12/31/2015	$9,666	$10,854	$10,574
03/31/2016	$9,255	$10,346	$10,677
06/30/2016	$10,192	$10,681	$10,958
09/30/2016	$11,743	$11,666	$11,440
12/31/2016	$11,735	$12,082	$11,921
03/31/2017	$13,102	$12,729	$12,606
06/30/2017	$14,618	$13,287	$12,986
09/30/2017	$15,389	$14,113	$13,580
12/31/2017	$15,903	$14,761	$14,440
03/31/2018	$15,693	$15,100	$14,347
06/30/2018	$18,323	$16,192	$14,905
09/30/2018	$20,848	$17,086	$15,967
12/31/2018	$15,970	$13,387	$13,683
03/31/2019	$19,100	$15,682	$15,605
06/30/2019	$19,299	$16,113	$16,244
09/30/2019	$18,353	$15,440	$16,433
12/31/2019	$20,196	$17,200	$17,928
03/31/2020	$16,163	$12,768	$14,181
06/30/2020	$22,469	$16,673	$17,304
09/30/2020	$26,672	$17,867	$18,898
12/31/2020	$33,467	$23,156	$21,672
03/31/2021	$35,945	$24,285	$23,048
06/30/2021	$38,100	$25,236	$24,947
09/30/2021	$36,171	$23,810	$24,921
12/31/2021	$35,017	$23,813	$27,234
03/31/2022	$29,279	$20,806	$25,796
06/30/2022	$22,627	$16,800	$21,488
09/30/2022	$22,617	$16,840	$20,528
12/31/2022	$22,657	$17,536	$22,003
03/31/2023	$25,186	$18,601	$23,583
06/30/2023	$26,059	$19,913	$25,561
09/30/2023	$24,658	$18,456	$24,729
12/31/2023	$27,705	$20,808	$27,714
03/31/2024	$28,954	$22,386	$30,491
06/30/2024	$26,669	$21,732	$31,471
09/30/2024	$30,274	$23,560	$33,432

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,503,553,557
# of Issuers	56
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$14,021,413
fund	1 Year	5 Years	10 Years
Retail	22.78%	10.53%	11.71%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Discovery Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Axon Enterprise, Inc.	3.8%
DraftKings Inc.	3.2%
CyberArk Software Ltd.	3.1%
Kratos Defense & Security Solutions, Inc.	3.0%
CareDx, Inc.	3.0%
Guidewire Software, Inc.	2.9%
Advanced Energy Industries, Inc.	2.8%
PAR Technology Corporation	2.6%
Clearwater Analytics Holdings, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.5%
Industrials	22.2%
Health Care	19.9%
Consumer Discretionary	11.3%
Communication Services	4.5%
Financials	3.5%
Real Estate	2.2%
Cash and Cash Equivalents	1.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Annual Shareholder Report September 30, 2024

Retail: BDFFX

Annual Shareholder Report September 30, 2024

Baron Discovery Fund

Institutional: BDFIX

This annual shareholder report contains important information about Baron Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.05%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut  - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, trailed its benchmark due to weak stock selection, particularly in Industrials and Information Technology. Sector weightings partially offset disappointing stock selection, with lack of exposure to Energy, the only sector in the benchmark with negative returns, contributing the most.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,134,073	$1,100,587	$1,052,402
03/31/2015	$1,210,931	$1,173,556	$1,071,348
06/30/2015	$1,190,436	$1,196,754	$1,072,824
09/30/2015	$954,740	$1,040,438	$995,053
12/31/2015	$969,257	$1,085,382	$1,057,439
03/31/2016	$928,266	$1,034,554	$1,067,679
06/30/2016	$1,022,562	$1,068,082	$1,095,765
09/30/2016	$1,179,879	$1,166,579	$1,143,953
12/31/2016	$1,179,879	$1,208,225	$1,192,106
03/31/2017	$1,317,969	$1,272,853	$1,260,572
06/30/2017	$1,470,916	$1,328,714	$1,298,585
09/30/2017	$1,550,449	$1,411,337	$1,357,947
12/31/2017	$1,602,687	$1,476,051	$1,444,005
03/31/2018	$1,582,544	$1,509,990	$1,434,699
06/30/2018	$1,848,783	$1,619,201	$1,490,491
09/30/2018	$2,104,512	$1,708,632	$1,596,672
12/31/2018	$1,612,893	$1,338,660	$1,368,314
03/31/2019	$1,930,941	$1,568,170	$1,560,472
06/30/2019	$1,951,704	$1,611,263	$1,624,375
09/30/2019	$1,857,327	$1,544,026	$1,643,258
12/31/2019	$2,045,977	$1,719,957	$1,792,751
03/31/2020	$1,637,727	$1,276,810	$1,418,072
06/30/2020	$2,278,453	$1,667,312	$1,730,438
09/30/2020	$2,707,494	$1,786,658	$1,889,769
12/31/2020	$3,398,943	$2,315,616	$2,167,217
03/31/2021	$3,652,960	$2,428,508	$2,304,769
06/30/2021	$3,874,737	$2,523,644	$2,494,677
09/30/2021	$3,680,316	$2,380,994	$2,492,140
12/31/2021	$3,565,231	$2,381,259	$2,723,349
03/31/2022	$2,984,186	$2,080,568	$2,579,598
06/30/2022	$2,307,986	$1,679,969	$2,148,776
09/30/2022	$2,307,986	$1,684,032	$2,052,841
12/31/2022	$2,313,048	$1,753,619	$2,200,278
03/31/2023	$2,572,190	$1,860,111	$2,358,264
06/30/2023	$2,664,307	$1,991,296	$2,556,047
09/30/2023	$2,521,576	$1,845,561	$2,472,878
12/31/2023	$2,835,381	$2,080,817	$2,771,400
03/31/2024	$2,964,952	$2,238,582	$3,049,076
06/30/2024	$2,734,154	$2,173,234	$3,147,134
09/30/2024	$3,104,646	$2,356,004	$3,343,173

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,503,553,557
# of Issuers	56
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$14,021,413
fund	1 Year	5 Years	10 Years
Institutional	23.12%	10.82%	12.00%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Discovery Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Axon Enterprise, Inc.	3.8%
DraftKings Inc.	3.2%
CyberArk Software Ltd.	3.1%
Kratos Defense & Security Solutions, Inc.	3.0%
CareDx, Inc.	3.0%
Guidewire Software, Inc.	2.9%
Advanced Energy Industries, Inc.	2.8%
PAR Technology Corporation	2.6%
Clearwater Analytics Holdings, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.5%
Industrials	22.2%
Health Care	19.9%
Consumer Discretionary	11.3%
Communication Services	4.5%
Financials	3.5%
Real Estate	2.2%
Cash and Cash Equivalents	1.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Annual Shareholder Report September 30, 2024

Institutional: BDFIX

Annual Shareholder Report September 30, 2024

Baron Discovery Fund

R6: BDFUX

This annual shareholder report contains important information about Baron Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.05%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut  - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, trailed its benchmark due to weak stock selection, particularly in Industrials and Information Technology. Sector weightings partially offset disappointing stock selection, with lack of exposure to Energy, the only sector in the benchmark with negative returns, contributing the most.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,670,367	$5,502,937	$5,262,007
03/31/2015	$6,054,654	$5,867,780	$5,356,742
06/30/2015	$5,952,178	$5,983,770	$5,364,121
09/30/2015	$4,773,698	$5,202,192	$4,975,264
12/31/2015	$4,846,285	$5,426,909	$5,287,195
03/31/2016	$4,641,332	$5,172,770	$5,338,393
06/30/2016	$5,112,811	$5,340,408	$5,478,824
09/30/2016	$5,899,397	$5,832,893	$5,719,766
12/31/2016	$5,899,397	$6,041,127	$5,960,531
03/31/2017	$6,589,845	$6,364,263	$6,302,862
06/30/2017	$7,354,582	$6,643,572	$6,492,924
09/30/2017	$7,752,245	$7,056,686	$6,789,736
12/31/2017	$8,014,484	$7,380,255	$7,220,024
03/31/2018	$7,913,755	$7,549,948	$7,173,497
06/30/2018	$9,245,123	$8,096,002	$7,452,456
09/30/2018	$10,523,937	$8,543,160	$7,983,362
12/31/2018	$8,065,518	$6,693,298	$6,841,571
03/31/2019	$9,655,969	$7,840,852	$7,802,359
06/30/2019	$9,759,796	$8,056,317	$8,121,873
09/30/2019	$9,287,853	$7,720,130	$8,216,289
12/31/2019	$10,231,224	$8,599,783	$8,963,755
03/31/2020	$8,194,431	$6,384,051	$7,090,358
06/30/2020	$11,393,756	$8,336,561	$8,652,191
09/30/2020	$13,539,241	$8,933,290	$9,448,844
12/31/2020	$17,001,650	$11,578,080	$10,836,087
03/31/2021	$18,271,888	$12,142,540	$11,523,844
06/30/2021	$19,376,018	$12,618,220	$12,473,385
09/30/2021	$18,408,683	$11,904,969	$12,460,697
12/31/2021	$17,833,366	$11,906,297	$13,616,746
03/31/2022	$14,922,726	$10,402,840	$12,897,992
06/30/2022	$11,541,321	$8,399,843	$10,743,878
09/30/2022	$11,541,321	$8,420,159	$10,264,206
12/31/2022	$11,566,631	$8,768,096	$11,001,387
03/31/2023	$12,867,561	$9,300,556	$11,791,320
06/30/2023	$13,323,139	$9,956,480	$12,780,235
09/30/2023	$12,614,462	$9,227,803	$12,364,389
12/31/2023	$14,178,615	$10,404,087	$13,856,999
03/31/2024	$14,826,548	$11,192,908	$15,245,380
06/30/2024	$13,672,416	$10,866,168	$15,735,670
09/30/2024	$15,525,102	$11,780,021	$16,715,866

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,503,553,557
# of Issuers	56
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$14,021,413
fund	1 Year	5 Years	10 Years
R6	23.07%	10.82%	12.00%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Discovery Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Axon Enterprise, Inc.	3.8%
DraftKings Inc.	3.2%
CyberArk Software Ltd.	3.1%
Kratos Defense & Security Solutions, Inc.	3.0%
CareDx, Inc.	3.0%
Guidewire Software, Inc.	2.9%
Advanced Energy Industries, Inc.	2.8%
PAR Technology Corporation	2.6%
Clearwater Analytics Holdings, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.5%
Industrials	22.2%
Health Care	19.9%
Consumer Discretionary	11.3%
Communication Services	4.5%
Financials	3.5%
Real Estate	2.2%
Cash and Cash Equivalents	1.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Annual Shareholder Report September 30, 2024

R6: BDFUX

Annual Shareholder Report September 30, 2024

Baron Durable Advantage Fund

Retail: BDAFX

This annual shareholder report contains important information about Baron Durable Advantage Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$114	0.95%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven mega-cap technology companies, which continued to climb on investor enthusiasm around generative AI. The Fund's investments in these secular growth market leaders paid off, as four Magnificent Seven names, along with two semiconductor companies, were the top contributors to Fund performance during the period. Sector weightings also added to the Fund's outperformance, especially lack of exposure to Energy, the worst-performing sector in the benchmark.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index
12/29/2017	$10,000	$10,000
3/31/2018	$10,130	$9,924
6/30/2018	$10,310	$10,265
9/30/2018	$10,740	$11,056
12/31/2018	$9,252	$9,562
3/31/2019	$10,617	$10,867
6/30/2019	$11,460	$11,334
9/30/2019	$11,811	$11,527
12/31/2019	$13,025	$12,572
3/31/2020	$10,938	$10,108
6/30/2020	$13,357	$12,185
9/30/2020	$14,539	$13,273
12/31/2020	$15,645	$14,885
3/31/2021	$16,097	$15,805
6/30/2021	$18,207	$17,156
9/30/2021	$18,576	$17,255
12/31/2021	$20,619	$19,158
3/31/2022	$18,481	$18,277
6/30/2022	$15,577	$15,334
9/30/2022	$14,781	$14,586
12/31/2022	$15,467	$15,689
3/31/2023	$17,937	$16,865
6/30/2023	$19,842	$18,339
9/30/2023	$19,711	$17,739
12/31/2023	$22,444	$19,813
3/31/2024	$24,874	$21,904
6/30/2024	$26,155	$22,842
9/30/2024	$27,617	$24,187

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$472,265,135
# of Issuers	34
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$1,747,732
fund	1 Year	5 Years	Since Inception 12/29/2017
Retail	40.11%	18.52%	16.25%
S&P 500 Index	36.35%	15.98%	13.98%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Durable Advantage Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	8.0%
Meta Platforms, Inc.	6.9%
Amazon.com, Inc.	6.4%
NVIDIA Corporation	4.6%
S&P Global Inc.	4.2%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Broadcom Inc.	3.9%
Alphabet Inc.	3.9%
Moody's Corporation	3.4%
Visa Inc.	3.3%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.7%
Financials	29.4%
Communication Services	10.8%
Health Care	10.8%
Consumer Discretionary	6.4%
Industrials	5.8%
Real Estate	2.5%
Consumer Staples	1.4%
Cash and Cash Equivalents	3.3%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Annual Shareholder Report September 30, 2024

Retail: BDAFX

Annual Shareholder Report September 30, 2024

Baron Durable Advantage Fund

Institutional: BDAIX

This annual shareholder report contains important information about Baron Durable Advantage Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.70%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven mega-cap technology companies, which continued to climb on investor enthusiasm around generative AI. The Fund's investments in these secular growth market leaders paid off, as four Magnificent Seven names, along with two semiconductor companies, were the top contributors to Fund performance during the period. Sector weightings also added to the Fund's outperformance, especially lack of exposure to Energy, the worst-performing sector in the benchmark.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index
12/29/2017	$1,000,000	$1,000,000
3/31/2018	$1,013,000	$992,409
6/30/2018	$1,032,000	$1,026,487
9/30/2018	$1,076,000	$1,105,637
12/31/2018	$927,226	$956,158
3/31/2019	$1,064,704	$1,086,653
6/30/2019	$1,150,001	$1,133,421
9/30/2019	$1,186,127	$1,152,670
12/31/2019	$1,308,553	$1,257,217
3/31/2020	$1,099,827	$1,010,827
6/30/2020	$1,343,675	$1,218,484
9/30/2020	$1,462,968	$1,327,288
12/31/2020	$1,574,499	$1,488,529
3/31/2021	$1,621,724	$1,580,446
6/30/2021	$1,834,739	$1,715,555
9/30/2021	$1,873,695	$1,725,540
12/31/2021	$2,080,936	$1,915,818
3/31/2022	$1,866,189	$1,827,719
6/30/2022	$1,573,809	$1,533,435
9/30/2022	$1,495,169	$1,458,564
12/31/2022	$1,564,735	$1,568,847
3/31/2023	$1,815,778	$1,686,464
6/30/2023	$2,009,354	$1,833,897
9/30/2023	$1,998,264	$1,773,866
12/31/2023	$2,276,890	$1,981,259
3/31/2024	$2,524,158	$2,190,399
6/30/2024	$2,655,362	$2,284,231
9/30/2024	$2,806,751	$2,418,695

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$472,265,135
# of Issuers	34
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$1,747,732
fund	1 Year	5 Years	Since Inception 12/29/2017
Institutional	40.46%	18.80%	16.53%
S&P 500 Index	36.35%	15.98%	13.98%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Durable Advantage Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	8.0%
Meta Platforms, Inc.	6.9%
Amazon.com, Inc.	6.4%
NVIDIA Corporation	4.6%
S&P Global Inc.	4.2%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Broadcom Inc.	3.9%
Alphabet Inc.	3.9%
Moody's Corporation	3.4%
Visa Inc.	3.3%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.7%
Financials	29.4%
Communication Services	10.8%
Health Care	10.8%
Consumer Discretionary	6.4%
Industrials	5.8%
Real Estate	2.5%
Consumer Staples	1.4%
Cash and Cash Equivalents	3.3%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Annual Shareholder Report September 30, 2024

Institutional: BDAIX

Annual Shareholder Report September 30, 2024

Baron Durable Advantage Fund

R6: BDAUX

This annual shareholder report contains important information about Baron Durable Advantage Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.70%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven mega-cap technology companies, which continued to climb on investor enthusiasm around generative AI. The Fund's investments in these secular growth market leaders paid off, as four Magnificent Seven names, along with two semiconductor companies, were the top contributors to Fund performance during the period. Sector weightings also added to the Fund's outperformance, especially lack of exposure to Energy, the worst-performing sector in the benchmark.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	S&P 500 Index
12/29/2017	$5,000,000	$5,000,000
03/31/2018	$5,065,000	$4,962,045
06/30/2018	$5,160,000	$5,132,435
09/30/2018	$5,375,000	$5,528,185
12/31/2018	$4,636,130	$4,780,788
03/31/2019	$5,323,522	$5,433,264
06/30/2019	$5,750,006	$5,667,103
09/30/2019	$5,930,634	$5,763,348
12/31/2019	$6,542,764	$6,286,083
03/31/2020	$5,499,133	$5,054,137
06/30/2020	$6,718,375	$6,092,422
09/30/2020	$7,314,841	$6,636,441
12/31/2020	$7,872,497	$7,442,646
03/31/2021	$8,108,621	$7,902,227
06/30/2021	$9,173,694	$8,577,775
09/30/2021	$9,363,447	$8,627,702
12/31/2021	$10,404,682	$9,579,089
03/31/2022	$9,330,943	$9,138,593
06/30/2022	$7,869,045	$7,667,177
09/30/2022	$7,470,804	$7,292,820
12/31/2022	$7,823,676	$7,844,233
03/31/2023	$9,078,892	$8,432,322
06/30/2023	$10,046,769	$9,169,486
09/30/2023	$9,991,318	$8,869,331
12/31/2023	$11,384,447	$9,906,295
03/31/2024	$12,625,837	$10,951,997
06/30/2024	$13,281,855	$11,421,157
09/30/2024	$14,033,754	$12,093,472

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$472,265,135
# of Issuers	34
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$1,747,732
fund	1 Year	5 Years	Since Inception 12/29/2017
R6	40.46%	18.80%	16.53%
S&P 500 Index	36.35%	15.98%	13.98%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Durable Advantage Fund

September 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	8.0%
Meta Platforms, Inc.	6.9%
Amazon.com, Inc.	6.4%
NVIDIA Corporation	4.6%
S&P Global Inc.	4.2%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Broadcom Inc.	3.9%
Alphabet Inc.	3.9%
Moody's Corporation	3.4%
Visa Inc.	3.3%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.7%
Financials	29.4%
Communication Services	10.8%
Health Care	10.8%
Consumer Discretionary	6.4%
Industrials	5.8%
Real Estate	2.5%
Consumer Staples	1.4%
Cash and Cash Equivalents	3.3%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Annual Shareholder Report September 30, 2024

R6: BDAUX

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@BaronCapitalGroup.com or call 1-800-99BARON (1-800-992-2766).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its Audit Committee, Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard. Mr. Noveck, Mr. Yemenidjian, and Mr. Folliard are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended September 30, 2024 and September 30, 2023:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2024	2023
Baron Investment Funds Trust	$378,400	$401,264

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2024	2023
Baron Investment Funds Trust	$0	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2024	2023
Baron Investment Funds Trust	$104,587	$100,904

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2024	2023
Baron Investment Funds Trust	$0	$0

e)	Audit Committee Pre-Approval Policies and Procedures

(1)

Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors;

(2)	0% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

2024: $40,125

2023: $37,822

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

September 30, 2024

Baron Funds®

Baron Investment Funds Trust

Annual Financial Statements

and Other Important Information

Baron Asset Fund
Retail Shares: BARAX Institutional Shares: BARIX R6 Shares: BARUX
Baron Growth Fund
Retail Shares: BGRFX Institutional Shares: BGRIX R6 Shares: BGRUX
Baron Small Cap Fund
Retail Shares: BSCFX Institutional Shares: BSFIX R6 Shares: BSCUX
Baron Opportunity Fund
Retail Shares: BIOPX Institutional Shares: BIOIX R6 Shares: BIOUX
Baron Fifth Avenue Growth Fund
Retail Shares: BFTHX Institutional Shares: BFTIX R6 Shares: BFTUX
Baron Discovery Fund
Retail Shares: BDFFX Institutional Shares: BDFIX R6 Shares: BDFUX
Baron Durable Advantage Fund
Retail Shares: BDAFX Institutional Shares: BDAIX R6 Shares: BDAUX
Financial Statements
Portfolios of Investments	2
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Notes to Financial Statements	23
Financial Highlights	37
Report of Independent Registered Public Accounting Firm	44
Tax Information	45
Changes in and Disagreements with Accountants	46
Results of Meeting(s) of Shareholders	46
Remuneration Paid to Directors, Officers, and Others	46
Disclosure Regarding the Approval of the Investment Advisory Agreements by the Board of Trustees	47

DEAR BARON INVESTMENT FUNDS TRUST SHAREHOLDER:

In this report, you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the Funds) for the year ended September 30, 2024.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer November 26, 2024	Rachel Stern Chief Operating Officer November 26, 2024	Christopher Snively Chief Financial Officer and Treasurer November 26, 2024

These Annual Financial Statements are for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund	September 30, 2024

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (95.17%)
Communication Services (2.11%)
	Advertising (1.28%)
519,000	The Trade Desk, Inc., Cl A1	$9,997,410	$56,908,350

	Movies & Entertainment (0.83%)
100,000	Spotify Technology SA1,2	24,563,323	36,853,000

Total Communication Services		34,560,733	93,761,350

Consumer Discretionary (7.79%)
	Education Services (0.15%)
23,000	Duolingo, Inc.[1]	6,012,308	6,486,460

	Footwear (1.56%)
351,069	Birkenstock Holding PLC[1,2]	16,149,174	17,304,191
1,037,000	On Holding AG, Cl A1,2	30,424,600	52,005,550

		46,573,774	69,309,741

	Home Improvement Retail (0.59%)
211,000	Floor & Decor Holdings, Inc., Cl A1	18,452,772	26,199,870

	Hotels, Resorts & Cruise Lines (3.35%)
503,442	Choice Hotels International, Inc.	2,156,126	65,598,493
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	7,145,500
500,233	Hyatt Hotels Corp., Cl A	13,700,166	76,135,462

		22,345,633	148,879,455
	Leisure Facilities (2.14%)
545,538	Vail Resorts, Inc.	10,547,752	95,081,818

Total Consumer Discretionary		103,932,239	345,957,344

Financials (13.04%)
	Financial Exchanges & Data (5.13%)
242,305	FactSet Research Systems, Inc.	12,874,793	111,423,954
156,000	Morningstar, Inc.	32,512,227	49,782,720
47,000	MSCI, Inc.	15,780,557	27,397,710
316,189	Tradeweb Markets, Inc., Cl A	12,240,920	39,103,094

		73,408,497	227,707,478

	Insurance Brokers (0.56%)
84,421	Willis Towers Watson PLC[2]	10,305,610	24,864,517

	Investment Banking & Brokerage (2.23%)
1,528,936	The Charles Schwab Corp.	1,345,169	99,090,342

	Property & Casualty Insurance (5.12%)
2,031,444	Arch Capital Group Ltd.[1,2]	7,307,977	227,277,955

Total Financials		92,367,253	578,940,292

Health Care (20.25%)
	Biotechnology (0.41%)
33,366	argenx SE, ADR[1,2]	10,531,100	18,087,041

	Health Care Equipment (5.89%)
517,630	IDEXX Laboratories, Inc.[1]	9,143,870	261,517,029

	Health Care Supplies (1.92%)
773,672	The Cooper Companies, Inc.	30,234,022	85,366,969

	Health Care Technology (1.59%)
337,386	Veeva Systems, Inc., Cl A1	18,697,510	70,807,200

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Life Sciences Tools & Services (10.44%)
1,259,944	Bio-Techne Corporation	$29,829,925	$100,707,324
184,000	ICON plc[1,2]	39,500,431	52,865,040
150,117	Mettler-Toledo International, Inc.[1]	8,726,998	225,130,465
282,404	West Pharmaceutical Services, Inc.	12,134,994	84,766,384

		90,192,348	463,469,213

Total Health Care		158,798,850	899,247,452

Industrials (15.67%)
	Aerospace & Defense (0.51%)
57,000	Axon Enterprise, Inc.[1]	11,338,430	22,777,200

	Construction & Engineering (1.91%)
285,000	Quanta Services, Inc.	47,697,751	84,972,750

	Data Processing & Outsourced Services (0.76%)
455,076	SS&C Technologies Holdings, Inc.	12,215,822	33,771,190

	Environmental & Facilities Services (1.60%)
1,400,418	Rollins, Inc.	18,594,520	70,833,143

	Human Resource & Employment Services (2.01%)
1,458,093	Dayforce, Inc.[1]	54,559,959	89,308,196

	Industrial Machinery & Supplies & Components (1.15%)
237,760	IDEX Corp.	16,872,482	50,999,520

	Research & Consulting Services (7.73%)
200,000	Booz Allen Hamilton Holding Corp.	22,670,902	32,552,000
780,500	TransUnion	32,628,417	81,718,350
854,206	Verisk Analytics, Inc.	20,867,029	228,893,040

		76,166,348	343,163,390

Total Industrials		237,445,312	695,825,389

Information Technology (29.54%)
	Application Software (15.02%)
296,250	ANSYS, Inc.[1]	7,861,150	94,394,138
106,026	Aspen Technology, Inc.[1]	19,312,636	25,321,129
83,000	Fair Isaac Corp.[1]	31,790,948	161,312,160
1,265,809	Guidewire Software, Inc.[1]	62,789,185	231,567,098
400,000	Procore Technologies, Inc.[1]	29,185,970	24,688,000
233,192	Roper Technologies, Inc.	19,417,681	129,757,357

		170,357,570	667,039,882

	Electronic Components (2.43%)
1,658,000	Amphenol Corp., Cl A	39,080,301	108,035,280

	Internet Services & Infrastructure (0.58%)
134,173	Verisign, Inc.[1]	6,008,927	25,487,503

	IT Consulting & Other Services (9.70%)
850,323	Gartner, Inc.[1]	17,249,199	430,909,683

	Technology Distributors (1.81%)
355,363	CDW Corp.	22,129,555	80,418,647

Total Information Technology		254,825,552	1,311,890,995

2	See Notes to Financial Statements.

September 30, 2024	Baron Asset Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (continued)
Materials (0.25%)
	Construction Materials (0.25%)
45,000	Vulcan Materials Co.	$11,334,572	$11,269,350

Real Estate (6.52%)
	Data Center REITs (0.97%)
48,416	Equinix, Inc.	3,085,999	42,975,494

	Health Care REITs (0.40%)
140,000	Welltower, Inc.	18,007,358	17,924,200

	Real Estate Services (5.15%)
516,323	CBRE Group, Inc., Cl A1	5,774,214	64,271,887
2,181,930	CoStar Group, Inc.[1]	43,637,218	164,604,799

		49,411,432	228,876,686

Total Real Estate		70,504,789	289,776,380

Total Common Stocks		963,769,300	4,226,668,552

Private Common Stocks (1.51%)
Communication Services (1.10%)
	Movies & Entertainment (1.10%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,6	50,000,041	49,136,473

Industrials (0.41%)
	Aerospace & Defense (0.41%)
92,406	Space Exploration Technologies Corp., Cl A1,3,4,6	7,115,262	10,349,472
69,932	Space Exploration Technologies Corp., Cl C1,3,4,6	5,384,764	7,832,384

Total Industrials		12,500,026	18,181,856

Total Private Common Stocks		62,500,067	67,318,329

Private Preferred Stocks (3.33%)
Industrials (2.43%)
	Aerospace & Defense (2.43%)
96,298	Space Exploration Technologies Corp., Series N1,3,4,6	26,000,461	107,853,760

Information Technology (0.90%)
	Application Software (0.90%)
3,341,687	X.AI Corp.[1,3,4,6]	39,999,993	39,999,993

Total Private Preferred Stocks		66,000,454	147,853,753

Principal Amount		Cost	Value
Short-Term Investments (0.03%)
$1,156,211	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $1,156,351; (Fully Collateralized by $1,146,900 U.S. Treasury Note, 4.625% due 6/30/2026 Market value - $1,179,426)[5]	$1,156,211	$1,156,211

Total Investments (100.04%)		$1,093,426,032	4,442,996,845

Liabilities Less Cash and Other Assets (-0.04%)			(1,872,684)

Net Assets			$4,441,124,161

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2024, the market value of restricted securities amounted to $215,172,082 or 4.84% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	3

Baron Growth Fund	September 30, 2024

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (100.20%)
Communication Services (2.80%)
	Alternative Carriers (2.80%)
6,971,000	Iridium Communications, Inc.[4]	$38,885,185	$212,266,950

Consumer Discretionary (14.11%)
	Apparel, Accessories & Luxury Goods (1.09%)
12,078,670	Figs, Inc., Cl A1	85,940,564	82,618,103

	Casinos & Gaming (1.43%)
1,998,635	Red Rock Resorts, Inc., Cl A	45,018,173	108,805,689

	Education Services (1.20%)
650,000	Bright Horizons Family Solutions, Inc.[1]	20,464,054	91,084,500

	Hotels, Resorts & Cruise Lines (5.15%)
3,000,000	Choice Hotels International, Inc.[4]	75,582,685	390,900,000

	Leisure Facilities (4.60%)
2,000,000	Vail Resorts, Inc.[4]	56,102,209	348,580,000

	Restaurants (0.64%)
4,540,000	Krispy Kreme, Inc.	65,918,556	48,759,600

Total Consumer Discretionary		349,026,241	1,070,747,892

Financials (49.34%)
	Asset Management & Custody Banks (3.00%)
1,575,000	The Carlyle Group, Inc.	32,097,167	67,819,500
1,665,000	Cohen & Steers, Inc.	34,367,632	159,756,750

		66,464,799	227,576,250

	Financial Exchanges & Data (21.51%)
1,132,500	FactSet Research Systems, Inc.	56,473,743	520,780,125
925,000	Morningstar, Inc.	18,840,637	295,186,000
1,400,000	MSCI, Inc.	25,465,836	816,102,000

		100,780,216	1,632,068,125

	Investment Banking & Brokerage (1.25%)
450,000	Houlihan Lokey, Inc.	19,625,873	71,109,000
350,000	Moelis & Co., Cl A	3,842,331	23,978,500

		23,468,204	95,087,500

	Life & Health Insurance (4.70%)
1,345,000	Primerica, Inc.	27,723,327	356,626,750

	Property & Casualty Insurance (18.88%)
8,950,000	Arch Capital Group Ltd.[1,2]	27,850,321	1,001,326,000
925,000	Kinsale Capital Group, Inc.	30,507,146	430,652,250

		58,357,467	1,431,978,250

Total Financials		276,794,013	3,743,336,875

Shares		Cost	Value
Common Stocks (continued)
Health Care (6.63%)
	Health Care Equipment (2.68%)
402,500	IDEXX Laboratories, Inc.[1]	$5,591,246	$203,351,050

	Health Care Supplies (0.30%)
1,342,434	Neogen Corp.[1]	17,026,471	22,566,316

	Life Sciences Tools & Services (3.65%)
2,335,000	Bio-Techne Corporation	30,321,350	186,636,550
60,000	Mettler-Toledo International, Inc.[1]	2,742,937	89,982,000

		33,064,287	276,618,550

Total Health Care		55,682,004	502,535,916

Industrials (0.75%)
	Building Products (0.75%)
850,000	Trex Co., Inc.[1]	7,609,237	56,593,000

Information Technology (16.30%)
	Application Software (6.78%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	69,244,750
882,500	ANSYS, Inc.[1]	19,920,576	281,190,975
305,000	Clearwater Analytics Holdings, Inc., Cl A1	4,682,008	7,701,250
855,000	Guidewire Software, Inc.[1]	25,425,853	156,413,700

		61,358,456	514,550,675
	IT Consulting & Other Services (9.52%)
1,425,000	Gartner, Inc.[1]	19,570,513	722,133,000

Total Information Technology		80,928,969	1,236,683,675

Real Estate (10.27%)
	Health Care REITs (0.81%)
520,000	Alexandria Real Estate Equities, Inc.	17,528,450	61,750,000

	Office REITs (0.93%)
4,000,000	Douglas Emmett, Inc.	33,703,591	70,280,000

	Other Specialized REITs (3.56%)
5,250,000	Gaming and Leisure Properties, Inc.	108,373,646	270,112,500

	Real Estate Services (4.97%)
5,000,000	CoStar Group, Inc.[1]	20,857,754	377,200,000

Total Real Estate		180,463,441	779,342,500

Total Common Stocks		989,389,090	7,601,506,808

Private Common Stocks (0.01%)
Materials (0.01%)
	Fertilizers & Agricultural Chemicals (0.01%)
422,278	Farmers Business Network, Inc.[1,3,5,6]	16,300,002	785,437

4	See Notes to Financial Statements.

September 30, 2024	Baron Growth Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2024

Shares		Cost	Value
Private Convertible Preferred Stocks (0.05%)
Industrials (0.05%)
	Electrical Components & Equipment (0.05%)
59,407,006	Northvolt AB (Sweden)[1,2,3,5,6]	$9,374,988	$3,878,446

Total Investments (100.26%)		$1,015,064,080	7,606,170,691

Liabilities Less Cash and Other Assets (-0.26%)			(19,433,336)

Net Assets			$7,586,737,355

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2024, the market value of restricted securities amounted to $4,663,883 or 0.06% of net assets. See Note 6 regarding Restricted Securities.
[4]	See Note 4 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	5

Baron Small Cap Fund	September 30, 2024

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (98.31%)
Communication Services (5.76%)
	Advertising (2.77%)
750,000	Ibotta, Inc., Cl A1	$55,619,500	$46,207,500
720,000	The Trade Desk, Inc., Cl A1	2,556,000	78,948,000

		58,175,500	125,155,500

	Movies & Entertainment (2.99%)
1,000,000	Liberty Media Corp.-Liberty Formula One, Cl C1	15,681,001	77,430,000
207,610	Liberty Media Corporation-Liberty Live Cl C1	680,178	10,656,621
225,000	Madison Square Garden Sports Corp.[1]	8,416,557	46,858,500

		24,777,736	134,945,121

Total Communication Services		82,953,236	260,100,621

Consumer Discretionary (14.22%)
	Automotive Parts & Equipment (0.65%)
500,000	Fox Factory Holding Corp.[1]	28,924,258	20,750,000
3,000,000	Holley, Inc.[1]	20,431,597	8,850,000

		49,355,855	29,600,000

	Casinos & Gaming (4.38%)
875,000	DraftKings, Inc., Cl A1	11,187,787	34,300,000
3,000,000	Red Rock Resorts, Inc., Cl A	86,392,310	163,320,000

		97,580,097	197,620,000

	Education Services (1.86%)
600,000	Bright Horizons Family Solutions, Inc.[1]	18,347,897	84,078,000

	Home Improvement Retail (1.37%)
500,000	Floor & Decor Holdings, Inc., Cl A1	16,546,389	62,085,000

	Homebuilding (1.91%)
350,000	Installed Building Products, Inc.	13,854,997	86,194,500

	Leisure Facilities (2.25%)
1,250,000	Planet Fitness, Inc., Cl A1	53,545,034	101,525,000

	Restaurants (1.80%)
2,000,000	The Cheesecake Factory, Inc.	51,839,090	81,100,000

Total Consumer Discretionary		301,069,359	642,202,500

Consumer Staples (2.28%)
	Packaged Foods & Meats (1.27%)
3,250,000	UTZ Brands, Inc.	51,037,718	57,525,000

	Personal Care Products (1.01%)
1,125,000	Oddity Tech Ltd., Cl A1,2	41,428,946	45,427,500

Total Consumer Staples		92,466,664	102,952,500

Financials (11.93%)
	Asset Management & Custody Banks (0.44%)
1,750,000	GCM Grosvenor, Inc., Cl A	18,962,533	19,810,000

	Insurance Brokers (3.31%)
3,000,000	Baldwin Insurance Group, Inc. Cl A1	46,953,071	149,400,000

	Investment Banking & Brokerage (1.75%)
500,000	Houlihan Lokey, Inc.	23,001,811	79,010,000

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)

	Property & Casualty Insurance (4.64%)
450,000	Kinsale Capital Group, Inc.	$64,570,201	$209,506,500

	Transaction & Payment Processing Services (1.79%)
3,750,000	Repay Holdings Corporation[1]	32,041,410	30,600,000
240,000	WEX, Inc.[1]	9,902,294	50,335,200

		41,943,704	80,935,200

Total Financials		195,431,320	538,661,700

Health Care (10.55%)
	Health Care Equipment (1.97%)
540,000	DexCom, Inc.[1]	1,790,224	36,201,600
25,000	IDEXX Laboratories, Inc.[1]	344,777	12,630,500
190,000	Inspire Medical Systems, Inc.[1]	9,493,281	40,099,500

		11,628,282	88,931,600
	Health Care Supplies (1.86%)
5,000,000	Neogen Corp.[1]	90,021,499	84,050,000

	Life Sciences Tools & Services (5.36%)
685,000	ICON plc[1,2]	35,267,641	196,807,350
30,000	Mettler-Toledo International, Inc.[1]	1,448,403	44,991,000

		36,716,044	241,798,350

	Managed Health Care (1.36%)
750,000	HealthEquity, Inc.[1]	12,292,452	61,387,500

Total Health Care		150,658,277	476,167,450

Industrials (28.38%)
	Aerospace & Defense (4.32%)
2,250,000	Kratos Defense & Security Solutions, Inc.[1]	34,436,698	52,425,000
100,000	TransDigm Group, Inc.[1]	0	142,713,000

		34,436,698	195,138,000

	Building Products (2.06%)
5,750,000	Janus International Group, Inc.[1]	56,199,483	58,132,500
525,000	Trex Co., Inc.[1]	18,023,818	34,954,500

		74,223,301	93,087,000

	Diversified Support Services (1.11%)
3,500,000	Driven Brands Holdings, Inc.[1]	65,675,178	49,945,000

	Electrical Components & Equipment (7.82%)
3,550,000	Vertiv Holdings Co., Cl A	35,986,645	353,189,500

	Environmental & Facilities Services (1.33%)
335,000	Waste Connections, Inc.[2]	14,628,333	59,904,700

	Human Resource & Employment Services (2.94%)
950,000	Dayforce, Inc.[1]	29,430,555	58,187,500
3,750,000	First Advantage Corp.[1]	60,629,977	74,437,500

		90,060,532	132,625,000

	Industrial Machinery & Supplies & Components (5.20%)
700,000	Chart Industries, Inc.[1]	103,706,326	86,898,000
700,000	John Bean Technologies Corp.	63,192,030	68,957,000
264,000	RBC Bearings, Incorporated[1]	30,582,037	79,036,320

		197,480,393	234,891,320

6	See Notes to Financial Statements.

September 30, 2024	Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Research & Consulting Services (0.68%)
265,000	Exponent, Inc.	$20,189,458	$30,549,200

	Trading Companies & Distributors (2.92%)
875,000	SiteOne Landscape Supply, Inc.[1]	33,566,364	132,046,250

Total Industrials		566,246,902	1,281,375,970

Information Technology (22.94%)
	Application Software (11.60%)
375,000	Altair Engineering, Inc., Cl A1	5,536,334	35,816,250
340,000	Aspen Technology, Inc.[1]	30,712,528	81,198,800
2,500,000	Clearwater Analytics Holdings, Inc., Cl A1	44,280,887	63,125,000
1,175,000	Guidewire Software, Inc.[1]	29,913,239	214,954,500
1,900,000	Intapp, Inc.[1]	75,158,999	90,877,000
1,200,000	nCino, Inc.[1]	39,096,986	37,908,000

		224,698,973	523,879,550

	Electronic Equipment & Instruments (1.35%)
1,500,000	Cognex Corp.	25,832,808	60,750,000

	IT Consulting & Other Services (9.64%)
1,500,000	ASGN, Inc.[1]	32,273,400	139,845,000
500,000	Gartner, Inc.[1]	6,387,894	253,380,000
3,000,000	Grid Dynamics Holdings, Inc.[1]	36,322,597	42,000,000

		74,983,891	435,225,000

	Semiconductors (0.35%)
4,000,000	indie Semiconductor, Inc., Cl A1	28,368,458	15,960,000

Total Information Technology		353,884,130	1,035,814,550

Materials (1.67%)
	Specialty Chemicals (1.67%)
1,500,000	Avient Corp.	46,528,336	75,480,000

Real Estate (0.58%)
	Industrial REITs (0.31%)
500,000	Americold Realty Trust, Inc.	7,243,867	14,135,000

	Telecom Tower REITs (0.27%)
50,000	SBA Communications Corp.	201,321	12,035,000

Total Real Estate		7,445,188	26,170,000

Total Common Stocks		1,796,683,412	4,438,925,291

Principal Amount		Cost	Value
Short-Term Investments (1.71%)
$77,359,443	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $77,368,791; (Fully Collateralized by $76,733,600 U.S. Treasury Note, 4.625% due 6/30/2026 Market value - $78,906,807)[3]	$77,359,443	$77,359,443

Total Investments (100.02%)		$1,874,042,855	4,516,284,734

Liabilities Less Cash and Other Assets (-0.02%)			(710,178)

Net Assets			$4,515,574,556

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	7

Baron Opportunity Fund	September 30, 2024

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (95.96%)
Communication Services (9.64%)
	Advertising (1.87%)
231,810	The Trade Desk, Inc., Cl A1	$6,453,402	$25,417,967

	Interactive Media & Services (5.19%)
123,000	Meta Platforms, Inc., Cl A	24,382,735	70,410,120

	Movies & Entertainment (2.58%)
94,900	Spotify Technology SA1,2	23,806,422	34,973,497

Total Communication Services		54,642,559	130,801,584

Consumer Discretionary (12.40%)
	Automobile Manufacturers (4.54%)
235,200	Tesla, Inc.[1]	13,081,836	61,535,376

	Broadline Retail (6.67%)
485,500	Amazon.com, Inc.[1]	29,742,116	90,463,215

	Education Services (1.19%)
57,500	Duolingo, Inc.[1]	11,131,670	16,216,150

Total Consumer Discretionary		53,955,622	168,214,741

Financials (3.82%)
	Transaction & Payment Processing Services (3.82%)
52,700	MasterCard, Incorporated, Cl A	9,940,228	26,023,260
93,900	Visa, Inc., Cl A	13,273,862	25,817,805

Total Financials		23,214,090	51,841,065

Health Care (8.55%)
	Biotechnology (6.82%)
220,000	Arcellx, Inc.[1]	14,378,347	18,372,200
64,739	argenx SE, ADR[1,2]	9,490,491	35,093,717
128,000	Legend Biotech Corp., ADR[1,2]	6,700,395	6,237,440
690,270	Rocket Pharmaceuticals, Inc.[1]	12,666,542	12,749,287
316,600	Viking Therapeutics, Inc.[1]	4,645,174	20,043,946

		47,880,949	92,496,590

	Health Care Equipment (1.73%)
47,705	Intuitive Surgical, Inc.[1]	6,193,832	23,436,035

Total Health Care		54,074,781	115,932,625

Industrials (1.01%)
	Human Resource & Employment Services (1.01%)
223,570	Dayforce, Inc.[1]	10,877,867	13,693,663

Information Technology (57.95%)
	Application Software (9.54%)
81,400	Atlassian Corp., Cl A1,2	12,212,683	12,927,134
29,600	Cadence Design Systems, Inc.[1]	8,208,384	8,022,488
283,500	Gitlab, Inc., Cl A1,4	12,173,496	14,611,590
175,100	Guidewire Software, Inc.[1]	5,058,280	32,032,794
26,100	HubSpot, Inc.[1]	9,730,855	13,874,760
372,900	Samsara, Inc., Cl A1	11,374,662	17,943,948
33,500	ServiceNow, Inc.[1,4]	6,318,061	29,962,065

		65,076,421	129,374,779

	Electronic Equipment & Instruments (0.59%)
153,000	PAR Technology Corp.[1]	7,924,050	7,968,240

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Internet Services & Infrastructure (2.50%)
565,000	GDS Holdings Ltd., ADR[1,2]	$10,034,958	$11,526,000
279,000	Shopify, Inc., Cl A1,2	11,961,247	22,359,060

		21,996,205	33,885,060

	IT Consulting & Other Services (2.60%)
69,587	Gartner, Inc.[1]	873,996	35,263,908

	Semiconductor Materials & Equipment (1.33%)
21,700	ASML Holding N.V.[2]	10,416,186	18,081,525

	Semiconductors (21.22%)
94,700	Advanced Micro Devices, Inc.[1]	6,023,561	15,538,376
360,200	Broadcom, Inc.	49,443,238	62,134,500
3,964,000	indie Semiconductor, Inc., Cl A1	25,073,210	15,816,360
18,100	Monolithic Power Systems, Inc.	6,739,037	16,733,450
1,288,100	NVIDIA Corp.	7,741,076	156,426,864
121,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	14,430,983	21,135,639

		109,451,105	287,785,189

	Systems Software (15.51%)
167,700	Cloudflare, Inc., Cl A1,4	8,720,124	13,565,253
49,423	Crowdstrike Holdings, Inc., Cl A1	2,921,143	13,861,669
152,500	Datadog, Inc., Cl A1,4	13,554,114	17,546,650
384,300	Microsoft Corporation	53,208,785	165,364,290

		78,404,166	210,337,862

	Technology Hardware, Storage & Peripherals (4.66%)
271,000	Apple, Inc.	51,792,161	63,143,000

Total Information Technology		345,934,290	785,839,563

Real Estate (2.59%)
	Real Estate Services (2.59%)
465,130	CoStar Group, Inc.[1]	23,649,851	35,089,407

Total Common Stocks		566,349,060	1,301,412,648

Private Common Stocks (1.26%)
Communication Services (0.10%)
	Interactive Media & Services (0.10%)
50,000	X Holdings I, Inc., Cl A1,3,4,6	5,000,000	1,366,000

Industrials (1.13%)
	Aerospace & Defense (1.13%)
105,020	Space Exploration Technologies Corp., Cl A1,3,4,6	4,607,169	11,762,240
31,890	Space Exploration Technologies Corp., Cl C1,3,4,6	1,392,972	3,571,680

		6,000,141	15,333,920

	Passenger Ground Transportation (0.00%)^
3,571	GM Cruise Holdings LLC, Cl B1,3,4,6	103,563	25,998

Total Industrials		6,103,704	15,359,918

8	See Notes to Financial Statements.

September 30, 2024	Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2024

Shares		Cost	Value
Private Common Stocks (continued)
Materials (0.03%)
	Fertilizers & Agricultural Chemicals (0.03%)
182,067	Farmers Business Network, Inc.[1,3,4,6]	$2,394,652	$338,645

Total Private Common Stocks		13,498,356	17,064,563

Private Convertible Preferred Stocks (0.21%)
Materials (0.21%)
	Fertilizers & Agricultural Chemicals (0.21%)
37,254	Farmers Business Network, Inc. Series F1,3,4,6	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units[1,3,4,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Private Preferred Stocks (1.67%)
Industrials (1.67%)
	Aerospace & Defense (1.53%)
18,519	Space Exploration Technologies Corp., Series N1,3,4,6	5,000,130	20,741,280

	Passenger Ground Transportation (0.14%)
266,956	GM Cruise Holdings LLC, Cl G1,3,4,6	7,034,290	1,943,439

Total Private Preferred Stocks		12,034,420	22,684,719

Principal Amount		Cost	Value
Short-Term Investments (0.94%)
$12,746,912	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $12,748,453; (Fully Collateralized by $12,643,800 U.S. Treasury Note, 4.625% due 6/30/2026 Market value - $13,001,902)[5]	$12,746,912	$12,746,912

Total Investments (100.04%)		$610,099,864	1,356,674,843

Liabilities Less Cash and Other Assets (-0.04%)			(496,857)

Net Assets			$1,356,177,986

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2024, the market value of restricted securities amounted to $42,515,283 or 3.13% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	9

Baron Fifth Avenue Growth Fund	September 30, 2024

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (96.09%)
Communication Services (14.86%)
	Advertising (4.53%)
263,003	The Trade Desk, Inc., Cl A1	$15,674,735	$28,838,279

	Interactive Media & Services (10.33%)
82,684	Alphabet, Inc., Cl A	11,594,291	13,713,141
90,909	Meta Platforms Inc., Cl A	6,630,519	52,039,948

		18,224,810	65,753,089

Total Communication Services		33,899,545	94,591,368

Consumer Discretionary (18.82%)
	Automobile Manufacturers (3.31%)
80,591	Tesla, Inc.[1]	17,330,182	21,085,023

	Broadline Retail (15.51%)
287,686	Amazon.com, Inc.[1]	2,726,880	53,604,533
680,704	Coupang, Inc., Cl A1	12,159,012	16,711,283
13,817	MercadoLibre, Inc.[1]	9,299,061	28,351,931

		24,184,953	98,667,747

Total Consumer Discretionary		41,515,135	119,752,770

Financials (8.49%)
	Asset Management & Custody Banks (1.97%)
96,079	KKR & Co., Inc.	11,531,920	12,545,996

	Transaction & Payment Processing Services (6.52%)
8,265	Adyen N.V., 144A (Netherlands)[1,2,5]	7,869,686	12,939,839
189,751	Block, Inc.[1]	11,620,969	12,737,985
32,067	MasterCard Incorporated, Cl A	1,161,898	15,834,684

		20,652,553	41,512,508

Total Financials		32,184,473	54,058,504

Health Care (10.89%)
	Biotechnology (2.80%)
32,834	argenx SE, ADR[1,2]	10,908,180	17,798,655

	Health Care Equipment (5.77%)
74,792	Intuitive Surgical, Inc.[1]	8,845,700	36,743,066

	Health Care Technology (1.33%)
40,309	Veeva Systems, Inc., Cl A1	2,538,180	8,459,650

	Life Sciences Tools & Services (0.99%)
4,609	GRAIL, Inc.[1,4]	28,246	63,420
47,699	Illumina, Inc.[1]	3,179,392	6,220,426

		3,207,638	6,283,846

Total Health Care		25,499,698	69,285,217

Shares		Cost	Value
Common Stocks (continued)
Information Technology (43.03%)
	Application Software (8.35%)
34,277	Atlassian Corp., Cl A1,2	$4,849,202	$5,443,530
48,542	Gitlab, Inc., Cl A1,4	2,362,876	2,501,855
259,313	Samsara, Inc., Cl A1	9,514,688	12,478,142
36,609	ServiceNow, Inc.[1,4]	11,370,213	32,742,723

		28,096,979	53,166,250

	Internet Services & Infrastructure (5.93%)
471,283	Shopify, Inc., Cl A1,2	19,346,878	37,768,620

	Semiconductor Materials & Equipment (2.56%)
19,541	ASML Holding N.V.[2]	1,203,894	16,282,538

	Semiconductors (13.08%)
562,593	NVIDIA Corp.	7,380,630	68,321,294
85,801	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	14,703,366	14,901,060

		22,083,996	83,222,354

	Systems Software (13.11%)
164,425	Cloudflare, Inc., Cl A1,4	9,561,724	13,300,338
35,464	Crowdstrike Holdings, Inc., Cl A1	1,533,125	9,946,588
151,618	Datadog, Inc., Cl A1,4	9,184,124	17,445,167
68,611	Microsoft Corporation	27,091,467	29,523,314
114,891	Snowflake, Inc., Cl A1,4	13,341,484	13,196,380

		60,711,924	83,411,787

Total Information Technology		131,443,671	273,851,549

Total Common Stocks		264,542,522	611,539,408

Private Common Stocks (0.95%)
Industrials (0.95%)
	Aerospace & Defense (0.95%)
41,330	Space Exploration Technologies Corp., Cl A1,3,4,6	1,932,253	4,628,960
12,240	Space Exploration Technologies Corp., Cl C1,3,4,6	567,691	1,370,880

Total Private Common Stocks		2,499,944	5,999,840

Private Preferred Stocks (0.15%)
Industrials (0.15%)

	Passenger Ground Transportation (0.15%)
133,288	GM Cruise Holdings LLC, Cl G1,3,4,6	3,512,139	970,337

10	See Notes to Financial Statements.

September 30, 2024	Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2024

Principal Amount		Cost	Value
Short-Term Investments (3.19%)
$20,313,290	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $20,315,744; (Fully Collateralized by $20,743,100 U.S. Treasury Note, 3.50% due 9/30/2026 Market value - $20,719,648)[5]	$20,313,290	$20,313,290

Total Investments (100.38%)		$290,867,895	638,822,875

Liabilities Less Cash and Other Assets (-0.38%)			(2,412,394)

Net Assets			$636,410,481

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2024, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $6,970,177 or 1.10% of net assets. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the market value of Rule 144A securities amounted to $12,939,839 or 2.03% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	11

Baron Discovery Fund	September 30, 2024

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (98.08%)
Communication Services (4.49%)
	Advertising (0.61%)
150,000	Ibotta, Inc., Cl A1	$14,649,029	$9,241,500

	Interactive Media & Services (0.61%)
138,143	Reddit, Inc., Cl A1	4,696,862	9,106,387

	Movies & Entertainment (3.27%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,408,362	13,233,050
700,000	Liberty Media Corporation-Liberty Live Cl C1	24,701,179	35,931,000

		30,109,541	49,164,050

Total Communication Services		49,455,432	67,511,937

Consumer Discretionary (11.31%)
	Casinos & Gaming (4.65%)
1,235,000	DraftKings, Inc., Cl A1	23,984,451	48,412,000
395,000	Red Rock Resorts, Inc., Cl A	14,152,337	21,503,800

		38,136,788	69,915,800

	Footwear (1.17%)
350,000	On Holding AG, Cl A1,2	7,945,300	17,552,500

	Home Improvement Retail (2.48%)
300,000	Floor & Decor Holdings, Inc., Cl A1	9,074,455	37,251,000

	Homefurnishing Retail (0.66%)
30,000	RH1	7,459,296	10,032,900

	Restaurants (2.35%)
200,000	Texas Roadhouse, Inc.	17,901,519	35,320,000

Total Consumer Discretionary		80,517,358	170,072,200

Financials (3.50%)
	Insurance Brokers (1.18%)
650,000	TWFG, Inc.[1]	12,559,525	17,628,000

	Property & Casualty Insurance (2.32%)
75,000	Kinsale Capital Group, Inc.	3,355,498	34,917,750

Total Financials		15,915,023	52,545,750

Health Care (19.93%)

	Health Care Equipment (7.28%)
766,956	Inari Medical, Inc.[1]	38,490,107	31,629,265
104,000	Inspire Medical Systems, Inc.[1]	22,298,541	21,949,200
158,000	Integer Holdings Corp.[1]	18,388,085	20,540,000
265,000	Masimo Corp.[1]	35,939,618	35,332,450

		115,116,351	109,450,915

	Health Care Supplies (1.07%)
374,085	Establishment Labs Holdings, Inc.[1,2]	21,711,676	16,186,658

	Life Sciences Tools & Services (11.58%)
1,433,622	CareDx, Inc.[1,3]	14,322,669	44,764,847
480,000	Exact Sciences Corp.[1,3]	20,906,055	32,697,600
1,629,676	Maravai LifeSciences Holdings, Inc., Cl A1	15,496,854	13,542,607
122,500	Repligen Corp.[1]	19,531,284	18,230,450
1,181,429	Stevanato Group SpA[2]	30,544,201	23,628,580
205,775	Tempus AI, Inc., Cl A1	5,608,411	11,646,865
868,790	Veracyte, Inc.[1,3]	22,690,855	29,573,612

		129,100,329	174,084,561

Total Health Care		265,928,356	299,722,134

Shares		Cost	Value
Common Stocks (continued)
Industrials (22.20%)
	Aerospace & Defense (9.45%)
144,095	Axon Enterprise, Inc.[1]	$15,830,703	$57,580,362
1,942,158	Kratos Defense & Security Solutions, Inc.[1]	26,482,410	45,252,281
69,330	Loar Holdings, Inc.[1]	1,941,240	5,171,325
920,380	Mercury Systems, Inc.[1]	33,144,240	34,054,060

		77,398,593	142,058,028

	Building Products (1.96%)
150,000	AAON, Inc.	10,827,091	16,176,000
200,000	Trex Co., Inc.[1]	7,842,211	13,316,000

		18,669,302	29,492,000

	Diversified Support Services (0.20%)
146,576	ACV Auctions, Inc., Cl A1	2,937,630	2,979,890

	Environmental & Facilities Services (1.64%)
938,493	Montrose Environmental Group, Inc.[1]	21,141,021	24,682,366

	Human Resource & Employment Services (2.24%)
550,000	Dayforce, Inc.[1]	29,611,830	33,687,500

	Industrial Machinery & Supplies & Components (4.20%)
250,000	Chart Industries, Inc.[1]	34,324,239	31,035,000
375,000	Enerpac Tool Group Corp., Cl A	14,358,665	15,708,750
55,000	RBC Bearings, Inc.[1]	11,183,890	16,465,900

		59,866,794	63,209,650

	Trading Companies & Distributors (2.51%)
250,000	SiteOne Landscape Supply, Inc.[1]	19,535,166	37,727,500

Total Industrials		229,160,336	333,836,934

Information Technology (34.47%)
	Application Software (12.29%)
600,000	Alkami Technology, Inc.[1]	13,160,839	18,924,000
1,500,000	Clearwater Analytics Holdings, Inc., Cl A1	25,944,978	37,875,000
677,889	Gitlab, Inc., Cl A1,3	25,647,628	34,938,399
235,357	Guidewire Software, Inc.[1]	18,259,547	43,056,210
625,000	Intapp, Inc.[1]	22,553,288	29,893,750
325,000	Procore Technologies, Inc.[1]	21,170,513	20,059,000

		126,736,793	184,746,359

	Electronic Equipment & Instruments (6.25%)
395,321	Advanced Energy Industries, Inc.	27,937,769	41,603,582
74,131	Novanta, Inc.[1,2]	8,196,882	13,263,519
750,000	PAR Technology Corp.[1]	25,153,503	39,060,000

		61,288,154	93,927,101

	IT Consulting & Other Services (1.65%)
266,131	ASGN, Inc.[1]	24,704,923	24,811,393

	Semiconductor Materials & Equipment (1.43%)
103,129	Nova Ltd.[1,2]	2,368,133	21,485,896

	Semiconductors (2.26%)
4,057,493	indie Semiconductor, Inc., Cl A1	34,900,206	16,189,397
104,000	SiTime Corp.[1]	10,725,454	17,837,040

		45,625,660	34,026,437

12	See Notes to Financial Statements.

September 30, 2024	Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Systems Software (10.59%)
1,070,100	Couchbase, Inc.[1,3]	$20,819,110	$17,250,012
160,200	CyberArk Software Ltd.[1,2]	20,574,697	46,715,922
430,775	Dynatrace, Inc.[1,3]	10,425,484	23,033,539
1,575,000	SentinelOne, Inc., Cl A1	24,893,625	37,674,000
611,000	Varonis Systems, Inc.[1]	13,653,727	34,521,500

		90,366,643	159,194,973

Total Information Technology		351,090,306	518,192,159

Real Estate (2.18%)
	Industrial REITs (2.18%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	32,701,500

Total Common Stocks		1,023,723,947	1,474,582,614

Principal Amount
Short-Term Investments (1.81%)
$27,242,120	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $27,245,412; (Fully Collateralized by $25,485,400 U.S. Treasury Note, 4.375% due 7/15/2027 Market value - $26,306,072 and $1,482,600 U.S. Treasury Note, 3.50% due 9/30/2026 Market value - $1,480,921)[4]	27,242,120	27,242,120

Total Investments (99.89%)		$1,050,966,067	1,501,824,734

Cash and Other Assets Less Liabilities (0.11%)			1,728,823

Net Assets			$1,503,553,557

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	13

Baron Durable Advantage Fund	September 30, 2024

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (96.70%)
Communication Services (10.84%)
	Interactive Media & Services (10.84%)
110,791	Alphabet, Inc., Cl C	$14,618,145	$18,523,147
57,053	Meta Platforms, Inc., Cl A	17,492,254	32,659,420

Total Communication Services		32,110,399	51,182,567

Consumer Discretionary (6.39%)
	Broadline Retail (6.39%)
161,969	Amazon.com, Inc.[1]	23,545,746	30,179,684

Consumer Staples (1.39%)
	Consumer Staples Merchandise Retail (1.39%)
7,370	Costco Wholesale Corp.	4,068,669	6,533,652

Financials (29.42%)
	Asset Management & Custody Banks (6.00%)
97,042	Blackstone, Inc.	11,094,591	14,860,041
253,265	Brookfield Corp., Cl A2	9,805,361	13,461,035

		20,899,952	28,321,076

	Diversified Financial Services (3.10%)
117,429	Apollo Global Management, Inc.	12,322,464	14,668,056

	Financial Exchanges & Data (10.86%)
21,113	CME Group, Inc.	4,120,848	4,658,584
33,741	Moody’s Corp.	12,212,562	16,013,141
18,137	MSCI, Inc.	9,108,981	10,572,601
38,811	S&P Global, Inc.	15,626,793	20,050,539

		41,069,184	51,294,865

	Investment Banking & Brokerage (1.62%)
32,846	LPL Financial Holdings, Inc.	7,731,961	7,640,965

	Property & Casualty Insurance (2.09%)
88,182	Arch Capital Group Ltd.[1,2]	5,523,458	9,865,802

	Transaction & Payment Processing Services (5.75%)
23,590	MasterCard, Incorporated, Cl A	9,517,135	11,648,742
56,371	Visa, Inc., Cl A	14,182,647	15,499,207

		23,699,782	27,147,949

Total Financials		111,246,801	138,938,713

Health Care (10.77%)
	Life Sciences Tools & Services (8.06%)
36,526	Agilent Technologies, Inc.	4,676,303	5,423,381
42,419	Danaher Corp.	9,735,316	11,793,330

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)
	Life Sciences Tools & Services (continued)
4,982	Mettler-Toledo International, Inc.[1]	$6,246,556	$7,471,505
21,635	Thermo Fisher Scientific, Inc.	11,477,399	13,382,762

		32,135,574	38,070,978

	Managed Health Care (2.71%)
21,890	UnitedHealth Group, Incorporated	10,438,326	12,798,645

Total Health Care		42,573,900	50,869,623

Industrials (5.77%)
	Aerospace & Defense (4.52%)
63,732	HEICO Corp., Cl A	9,083,173	12,986,032
5,859	TransDigm Group, Inc.[1]	8,089,880	8,361,555

		17,173,053	21,347,587

	Research & Consulting Services (1.25%)
36,154	Booz Allen Hamilton Holding Corp.	5,756,888	5,884,425

Total Industrials		22,929,941	27,232,012

Information Technology (29.67%)
	Application Software (4.13%)
19,136	Adobe, Inc.[1]	9,447,650	9,908,238
15,471	Intuit, Inc.	8,012,689	9,607,491

		17,460,339	19,515,729

	IT Consulting & Other Services (1.80%)
24,078	Accenture plc, Cl A2	7,728,442	8,511,091

	Semiconductors (15.72%)
107,620	Broadcom, Inc.	14,476,414	18,564,450
8,503	Monolithic Power Systems, Inc.	3,697,232	7,861,024
180,820	NVIDIA Corp.	7,499,897	21,958,781
110,327	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	14,563,570	19,160,490
32,488	Texas Instruments, Inc.	5,702,070	6,711,046

		45,939,183	74,255,791

	Systems Software (8.02%)
87,961	Microsoft Corporation	30,893,594	37,849,618

Total Information Technology		102,021,558	140,132,229

Real Estate (2.45%)
	Industrial REITs (0.51%)
30,473	Lineage, Inc.	2,376,894	2,388,474

	Real Estate Services (1.94%)
121,795	CoStar Group, Inc.[1]	10,673,238	9,188,215

Total Real Estate		13,050,132	11,576,689

Total Common Stocks		351,547,146	456,645,169

14	See Notes to Financial Statements.

September 30, 2024	Baron Durable Advantage Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2024

Principal Amount		Cost	Value
Short-Term Investments (3.82%)
$18,062,637	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $18,064,819; (Fully Collateralized by $18,444,800 U.S. Treasury Note, 3.50% due 9/30/2026 Market value - $18,423,922)[3]	$18,062,637	$18,062,637

Total Investments (100.52%)		$369,609,783	474,707,806

Liabilities Less Cash and Other Assets (-0.52%)			(2,442,671)

Net Assets			$472,265,135

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	15

Baron Funds	September 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2024

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$4,442,996,845	$6,654,423,741	$4,516,284,734	$1,356,674,843
“Affiliated” investments	—	951,746,950	—	—

Total investments, at value	4,442,996,845	7,606,170,691	4,516,284,734	1,356,674,843
Receivable for capital shares sold	593,838	1,580,406	3,467,718	1,160,623
Dividends and interest receivable	348,000	1,436,000	755,598	97,330
Prepaid expenses	25,336	46,087	26,925	6,790
Receivable for securities sold	—	869,924	—	—

	4,443,964,019	7,610,103,108	4,520,534,975	1,357,939,586

Liabilities:
Payable for capital shares redeemed	2,390,840	3,000,282	4,381,859	1,554,508
Trustee fees payable (Note 4)	71,808	123,027	74,847	19,307
Distribution fees payable (Note 4)	716	144	207	519
Investment advisory fees payable (Note 4)	637	639	223	917
Due to custodian bank	—	352,850	—	—
Payable for securities purchased	—	504,503	—	—
Payable for borrowings against line of credit	—	18,500,000	—	—
Other accrued expenses and other payables	375,857	884,308	503,283	186,349

	2,839,858	23,365,753	4,960,419	1,761,600

Net Assets	$4,441,124,161	$7,586,737,355	$4,515,574,556	$1,356,177,986

Net Assets consist of:
Paid-in capital	$437,345,122	$302,362,138	$1,380,472,603	$586,199,161
Distributable earnings (losses)	4,003,779,039	7,284,375,217	3,135,101,953	769,978,825

Net Assets	$4,441,124,161	$7,586,737,355	$4,515,574,556	$1,356,177,986

Retail Shares:
Net Assets	$2,241,654,979	$2,210,337,371	$1,374,852,717	$637,020,268
Shares Outstanding ($0.01 par value; indefinite shares authorized)	20,675,785	21,509,588	39,677,292	14,437,068

Net Asset Value Per Share	$108.42	$102.76	$34.65	$44.12

Institutional Shares:
Net Assets	$2,052,674,693	$5,134,036,716	$2,828,589,030	$678,921,660
Shares Outstanding ($0.01 par value; indefinite shares authorized)	17,813,740	47,193,098	75,406,117	14,421,475

Net Asset Value Per Share	$115.23	$108.79	$37.51	$47.08

R6 Shares:
Net Assets	$146,794,489	$242,363,268	$312,132,809	$40,236,058
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,274,356	2,227,744	8,324,993	853,760

Net Asset Value Per Share	$115.19	$108.79	$37.49	$47.13

*Investments in securities, at cost:
Unaffiliated investments	$1,093,426,032	$844,494,001	$1,874,042,855	$610,099,864
“Affiliated” investments	—	170,570,079	—	—

Total investments, at cost	$1,093,426,032	$1,015,064,080	$1,874,042,855	$610,099,864

16	See Notes to Financial Statements.

September 30, 2024	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2024

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$638,822,875	$1,501,824,734	$474,707,806
“Affiliated” investments	—	—	—

Total investments, at value	638,822,875	1,501,824,734	474,707,806
Receivable for capital shares sold	35,413	1,023,816	658,626
Dividends and interest receivable	41,797	333,232	98,590
Prepaid expenses	3,262	8,239	872
Receivable for securities sold	—	1,257,603	—

	638,903,347	1,504,447,624	475,465,894

Liabilities:
Payable for capital shares redeemed	72,936	645,512	334,013
Trustee fees payable (Note 4)	7,581	23,033	4,470
Distribution fees payable (Note 4)	946	210	334
Investment advisory fees payable (Note 4)	766	161	363
Due to custodian bank	26,000	27,000	20,000
Payable for securities purchased	2,274,087	—	2,723,810
Payable for borrowings against line of credit	—	—	—
Other accrued expenses and other payables	110,550	198,151	117,769

	2,492,866	894,067	3,200,759

Net Assets	$636,410,481	$1,503,553,557	$472,265,135

Net Assets consist of:
Paid-in capital	$285,940,925	$1,263,732,788	$369,959,041
Distributable earnings (losses)	350,469,556	239,820,769	102,306,094

Net Assets	$636,410,481	$1,503,553,557	$472,265,135

Retail Shares:
Net Assets	$132,258,120	$134,733,292	$98,804,220
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,562,649	4,520,268	3,607,097

Net Asset Value Per Share	$51.61	$29.81	$27.39

Institutional Shares:
Net Assets	$469,809,379	$1,315,509,572	$319,816,175
Shares Outstanding ($0.01 par value; indefinite shares authorized)	8,789,765	42,891,776	11,501,070

Net Asset Value Per Share	$53.45	$30.67	$27.81

R6 Shares:
Net Assets	$34,342,982	$53,310,693	$53,644,740
Shares Outstanding ($0.01 par value; indefinite shares authorized)	642,667	1,738,032	1,928,900

Net Asset Value Per Share	$53.44	$30.67	$27.81

*Investments in securities, at cost:
Unaffiliated investments	$290,867,895	$1,050,966,067	$369,609,783
“Affiliated” investments	—	—	—

Total investments, at cost	$290,867,895	$1,050,966,067	$369,609,783

See Notes to Financial Statements.	17

Baron Funds	September 30, 2024

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2024

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income(loss):
Income:
Dividends — Unaffiliated investments[1]	$18,975,438	$54,021,418	$20,897,052	$2,927,441
Dividends — “Affiliated” investments	—	20,027,911	—	—
Interest	1,257,570	32,583	6,929,081	611,646
Securities lending income, net	—	—	—	—

Total income	20,233,008	74,081,912	27,826,133	3,539,087

Expenses:
Investment advisory fees (Note 4)	44,072,858	75,000,891	45,139,330	12,112,115
Distribution fees — Retail Shares (Note 4)	5,318,407	5,520,914	3,236,451	1,450,898
Shareholder servicing agent fees and expenses — Retail Shares	239,550	193,030	136,950	79,060
Shareholder servicing agent fees and expenses — Institutional Shares	77,460	150,530	105,920	31,702
Shareholder servicing agent fees and expenses — R6 Shares	8,345	13,062	15,216	1,988
Reports to shareholders	573,653	868,751	1,059,142	144,700
Trustee fees and expenses (Note 4)	278,011	474,086	284,103	74,042
Custodian and fund accounting fees	191,840	257,396	144,897	62,983
Professional fees	137,101	208,354	127,841	84,215
Registration and filing fees	99,930	191,915	118,246	76,573
Insurance expense	68,089	119,104	69,537	15,926
Line of credit fees	59,440	103,840	60,250	16,266
Administration fees	58,839	68,567	59,396	48,456
Miscellaneous expenses	5,544	7,406	6,754	3,504

Total operating expenses	51,189,067	83,177,846	50,564,033	14,202,428

Interest expense on borrowings	—	3,664,203	—	—

Total gross expenses	51,189,067	86,842,049	50,564,033	14,202,428
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	—	—

Total net expenses	51,189,067	86,842,049	50,564,033	14,202,428

Net investment income (loss)	(30,956,059)	(12,760,137)	(22,737,900)	(10,663,341)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	679,833,914	694,361,392	517,500,772	138,663,437
Net realized gain (loss) on investments sold — “Affiliated” investments	—	21,646,220	—	—
Net realized gain (loss) on foreign currency transactions	—	862	(301,725)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	325,117,110	602,539,897	651,037,962	301,160,261
Investments — “Affiliated” investments	—	(205,901,448)	—	—
Foreign currency translations	—	255	—	—

Net gain (loss) on investments	1,004,951,024	1,112,647,178	1,168,237,009	439,823,698

Net increase (decrease) in net assets resulting from operations	$973,994,965	$1,099,887,041	$1,145,499,109	$429,160,357

[1] Net of foreign taxes withheld on dividends	$—	$—	$61,431	$63,405

18	See Notes to Financial Statements.

September 30, 2024	Baron Funds

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED SEPTEMBER 30, 2024

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income(loss):
Income:
Dividends — Unaffiliated investments[1]	$589,412	$2,817,766	$2,248,802
Dividends — “Affiliated” investments	—	—	—
Interest	326,680	2,718,164	422,718
Securities lending income, net	—	454,966	—

Total income	916,092	5,990,896	2,671,520

Expenses:
Investment advisory fees (Note 4)	3,990,677	14,021,413	1,954,658
Distribution fees — Retail Shares (Note 4)	297,584	332,205	174,237
Shareholder servicing agent fees and expenses — Retail Shares	33,686	30,983	23,213
Shareholder servicing agent fees and expenses — Institutional Shares	23,281	59,844	20,213
Shareholder servicing agent fees and expenses — R6 Shares	1,689	2,913	1,232
Reports to shareholders	45,540	287,610	51,573
Trustee fees and expenses (Note 4)	33,733	87,769	15,726
Custodian and fund accounting fees	25,695	51,349	24,781
Professional fees	62,571	74,577	58,549
Registration and filing fees	62,248	82,056	101,874
Insurance expense	7,546	21,022	3,362
Line of credit fees	7,756	18,362	3,142
Administration fees	46,446	49,164	45,429
Miscellaneous expenses	5,703	3,641	8,191

Total operating expenses	4,644,155	15,122,908	2,486,180

Interest expense on borrowings	3,126	—	—

Total gross expenses	4,647,281	15,122,908	2,486,180
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(36,127)	—	(61,319)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	(32,420)	—	(135,999)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	(2,300)	—	(9,609)

Total net expenses	4,576,434	15,122,908	2,279,253

Net investment income (loss)	(3,660,342)	(9,132,012)	392,267

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	26,229,454	2,782,172	(848,317)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	(4,764)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	179,924,804	292,364,430	89,645,366
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	—	935	—

Net gain (loss) on investments	206,149,494	295,147,537	88,797,049

Net increase (decrease) in net assets resulting from operations	$202,489,152	$286,015,525	$89,189,316

[1] Net of foreign taxes withheld on dividends	$28,313	$8,530	$42,873

See Notes to Financial Statements.	19

Baron Funds	September 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(30,956,059)	$(29,539,836)	$(12,760,137)	$(5,149,746)	$(22,737,900)	$(16,221,077)
Net realized gain (loss)	679,833,914	164,608,153	716,008,474	128,427,884	517,199,047	145,663,681
Change in net unrealized appreciation (depreciation)	325,117,110	531,421,964	396,638,704	1,082,225,416	651,037,962	543,818,875

Increase (decrease) in net assets resulting from operations	973,994,965	666,490,281	1,099,887,041	1,205,503,554	1,145,499,109	673,261,479

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(73,946,360)	—	(41,022,811)	(126,706,440)	(38,755,055)	(64,811,896)
Distributable earnings — Institutional Shares	(79,328,878)	—	(88,661,863)	(245,475,751)	(84,340,786)	(138,254,528)
Distributable earnings — R6 Shares	(5,142,028)	—	(3,999,572)	(10,133,722)	(6,775,236)	(9,940,890)

Decrease in net assets from distributions to shareholders	(158,417,266)	—	(133,684,246)	(382,315,913)	(129,871,077)	(213,007,314)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	31,780,614	39,850,074	78,259,525	101,360,061	78,565,005	59,410,546
Proceeds from the sale of shares — Institutional Shares	207,009,263	293,424,532	571,565,680	809,157,921	509,430,635	400,433,013
Proceeds from the sale of shares — R6 Shares	7,640,198	14,142,351	36,445,093	50,608,437	103,330,273	39,179,571
Net asset value of shares issued in reinvestment of distributions — Retail Shares	70,866,434	—	39,805,050	123,111,654	37,787,177	63,171,722
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	76,786,353	—	85,850,571	235,524,160	81,972,697	131,512,581
Net asset value of shares issues in reinvestment of distribution — R6 Shares	5,140,882	—	3,998,659	10,130,977	6,591,551	9,940,890
Cost of shares redeemed — Retail Shares	(234,773,898)	(183,821,498)	(397,253,530)	(286,604,257)	(217,736,338)	(196,237,866)
Cost of shares redeemed — Institutional Shares	(869,154,410)	(363,251,623)	(1,187,961,377)	(654,049,077)	(1,249,554,672)	(635,169,274)
Cost of shares redeemed — R6 Shares	(40,136,256)	(22,677,575)	(54,765,256)	(26,066,283)	(65,585,348)	(49,885,052)

Increase (decrease) in net assets derived from capital share transactions	(744,840,820)	(222,333,739)	(824,055,585)	363,173,593	(715,199,020)	(177,643,869)

Net increase (decrease) in net assets	70,736,879	444,156,542	142,147,210	1,186,361,234	300,429,012	282,610,296

Net Assets:
Beginning of year	4,370,387,282	3,926,230,740	7,444,590,145	6,258,228,911	4,215,145,544	3,932,535,248

End of year	$4,441,124,161	$4,370,387,282	$7,586,737,355	$7,444,590,145	$4,515,574,556	$4,215,145,544

Capital share transactions — Retail Shares
Shares sold	322,765	445,882	827,385	1,105,820	2,536,098	2,195,891
Shares issued in reinvestment of distributions	763,318	—	439,398	1,390,112	1,344,261	2,463,796
Shares redeemed	(2,381,963)	(2,040,562)	(4,183,033)	(3,147,012)	(6,990,560)	(7,319,463)

Net increase (decrease)	(1,295,880)	(1,594,680)	(2,916,250)	(651,080)	(3,110,201)	(2,659,776)

Capital share transactions — Institutional Shares
Shares sold	2,007,922	3,096,411	5,718,529	8,421,699	15,110,741	13,690,326
Shares issued in reinvestment of distributions	779,874	—	897,080	2,526,145	2,699,134	4,770,133
Shares redeemed	(8,350,682)	(3,814,904)	(11,842,653)	(6,823,837)	(36,745,876)	(21,850,800)

Net increase (decrease)	(5,562,886)	(718,493)	(5,227,044)	4,124,007	(18,936,001)	(3,390,341)

Capital share transactions — R6 Shares
Shares sold	73,365	146,661	363,020	520,741	3,131,041	1,339,970
Shares issued in reinvestment of distributions	52,229	—	41,779	108,649	217,185	360,700
Shares redeemed	(384,514)	(235,063)	(539,997)	(271,219)	(1,924,260)	(1,699,152)

Net increase (decrease)	(258,920)	(88,402)	(135,198)	358,171	1,423,966	1,518

20	See Notes to Financial Statements.

September 30, 2024	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(10,663,341)	$(7,510,621)	$(3,660,342)	$(2,819,229)
Net realized gain (loss)	138,663,437	9,015,148	26,224,690	19,766,722
Change in net unrealized appreciation (depreciation)	301,160,261	182,982,360	179,924,804	68,310,438

Increase (decrease) in net assets resulting from operations	429,160,357	184,486,887	202,489,152	85,257,931

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	—	—
Distributable earnings — Institutional Shares	—	—	—	—
Distributable earnings — R6 Shares	—	—	—	—

Decrease in net assets from distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	42,251,625	34,372,223	20,902,330	18,368,310
Proceeds from the sale of shares — Institutional Shares	157,109,027	151,526,377	57,534,846	83,292,712
Proceeds from the sale of shares — R6 Shares	1,260,278	1,139,270	84,369	153,765
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	—	—
Cost of shares redeemed — Retail Shares	(109,564,129)	(83,435,636)	(33,471,984)	(17,879,353)
Cost of shares redeemed — Institutional Shares	(160,975,168)	(134,518,791)	(70,486,069)	(93,902,515)
Cost of shares redeemed — R6 Shares	(2,429,930)	(1,431,012)	(2,073,979)	(929,118)

Increase (decrease) in net assets derived from capital share transactions	(72,348,297)	(32,347,569)	(27,510,487)	(10,896,199)

Net increase (decrease) in net assets	356,812,060	152,139,318	174,978,665	74,361,732

Net Assets:
Beginning of year	999,365,926	847,226,608	461,431,816	387,070,084

End of year	$1,356,177,986	$999,365,926	$636,410,481	$461,431,816

Capital share transactions — Retail Shares
Shares sold	1,126,366	1,179,931	471,463	529,126
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(2,909,941)	(3,106,653)	(796,143)	(570,302)

Net increase (decrease)	(1,783,575)	(1,926,722)	(324,680)	(41,176)

Capital share transactions — Institutional Shares
Shares sold	3,974,638	4,946,786	1,254,621	2,539,955
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(4,051,867)	(4,753,258)	(1,496,719)	(3,029,356)

Net increase (decrease)	(77,229)	193,528	(242,098)	(489,401)

Capital share transactions — R6 Shares
Shares sold	30,556	39,617	1,763	4,591
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(56,789)	(49,642)	(49,891)	(26,052)

Net increase (decrease)	(26,233)	(10,025)	(48,128)	(21,461)

See Notes to Financial Statements.	21

Baron Funds	September 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(9,132,012)	$(8,484,525)	$392,267	$118,085
Net realized gain (loss)	2,782,172	(123,872,849)	(848,317)	171,587
Change in net unrealized appreciation (depreciation)	292,365,365	237,834,363	89,645,366	15,779,529

Increase (decrease) in net assets resulting from operations	286,015,525	105,476,989	89,189,316	16,069,201

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	(651)	—
Distributable earnings — Institutional Shares	—	—	(118,011)	—
Distributable earnings — R6 Shares	—	—	(5,854)	—

Decrease in net assets from distributions to shareholders	—	—	(124,516)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	17,486,614	22,756,802	97,210,294	10,429,207
Proceeds from the sale of shares — Institutional Shares	301,220,073	372,347,004	225,807,783	48,718,221
Proceeds from the sale of shares — R6 Shares	12,217,147	8,945,361	44,251,702	268,603
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	649	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	118,005	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	2,446	—
Cost of shares redeemed — Retail Shares	(41,181,229)	(50,897,545)	(34,676,302)	(3,911,919)
Cost of shares redeemed — Institutional Shares	(332,987,536)	(318,040,395)	(47,511,910)	(6,088,641)
Cost of shares redeemed — R6 Shares	(15,927,235)	(7,718,677)	(2,211,885)	(7,004)

Increase (decrease) in net assets derived from capital share transactions	(59,172,166)	27,392,550	282,990,782	49,408,467

Net increase (decrease) in net assets	226,843,359	132,869,539	372,055,582	65,477,668

Net Assets:
Beginning of year	1,276,710,198	1,143,840,659	100,209,553	34,731,885

End of year	$1,503,553,557	$1,276,710,198	$472,265,135	$100,209,553

Capital share transactions — Retail Shares
Shares sold	653,721	946,591	4,154,036	561,883
Shares issued in reinvestment of distributions	—	—	31	—
Shares redeemed	(1,552,580)	(2,121,746)	(1,397,826)	(228,857)

Net increase (decrease)	(898,859)	(1,175,155)	2,756,241	333,026

Capital share transactions — Institutional Shares
Shares sold	11,045,446	15,011,069	9,403,043	2,722,811
Shares issued in reinvestment of distributions	—	—	5,458	—
Shares redeemed	(12,255,532)	(12,828,286)	(1,875,530)	(350,159)

Net increase (decrease)	(1,210,086)	2,182,783	7,532,971	2,372,652

Capital share transactions — R6 Shares
Shares sold	442,635	358,747	1,761,963	14,112
Shares issued in reinvestment of distributions	—	—	113	—
Shares redeemed	(568,276)	(307,703)	(82,425)	(428)

Net increase (decrease)	(125,641)	51,044	1,679,651	13,684

22	See Notes to Financial Statements.

September 30, 2024	Baron Funds

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor

Baron Funds	September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust and Baron Select Funds (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

f) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

g) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2024.

h) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by GAAP for the Funds’ investments in repurchase agreements at September 30, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

i) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

September 30, 2024	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

j) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

k) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at the market price of an issuer’s common stock and classified as Level 2 in the fair value hierarchy.

l) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

m) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

n) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

o) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Baron Funds	September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the year ended September 30, 2024 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$164,802,897	$1,071,349,152
Baron Growth Fund	30,121,133	962,977,694
Baron Small Cap Fund	430,939,719	1,231,907,492
Baron Opportunity Fund	389,463,216	471,703,218
Baron Fifth Avenue Growth Fund	144,492,681	190,442,045
Baron Discovery Fund	413,836,490	453,127,022
Baron Durable Advantage Fund	282,526,813	12,252,007

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below.

Fund	Annual Rate
Baron Asset Fund	1.00%
Baron Growth Fund	1.00%
Baron Small Cap Fund	1.00%
Baron Opportunity Fund	1.00%
Baron Fifth Avenue Growth Fund	0.70%
Baron Discovery Fund	1.00%
Baron Durable Advantage Fund	0.65%

The Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

During the year ended September 30, 2024, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron Fifth Avenue Growth Fund	$36,127	$—	$32,420	$—	$2,300	$—
Baron Durable Advantage Fund	61,319	—	135,999	—	9,609	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of

September 30, 2024	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the year ended September 30, 2024, the Funds engaged in the following cross trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Small Cap Fund	$1,867,674	$—	$—
Baron Discovery Fund	—	(1,867,674)	(158,466)

f) Ownership Concentration. As of September 30, 2024, the officers, Trustees, and portfolio managers owned, directly or indirectly, 11.55% of Baron Fifth Avenue Growth Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund shareholders.

g) Transactions in “Affiliated” Companies1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at September 30, 2024	Value at September 30, 2024	% of Net Assets at September 30, 2024
“Affiliated” Company as of September 30, 2024:
Choice Hotels International, Inc.	$363,242,150	$6,787,395	$3,133,836	$23,724,039	$280,252	$2,594,688	3,000,000	$390,900,000	5.15%
Iridium Communications, Inc.	355,959,250	—	30,632,781	(134,425,487)	21,365,968	313,223	6,971,000	212,266,950	2.80%
Vail Resorts, Inc.	443,780,000	—	—	(95,200,000)	—	17,120,000	2,000,000	348,580,000	4.60%

	$1,162,981,400	$6,787,395	$33,766,617	$(205,901,448)	$21,646,220	$20,027,911		$951,746,950

[1]

An “Affiliated” company (affiliated person as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the year ended September 30, 2024.

5. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate (OBFR) plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the year ended September 30, 2024, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowing Outstanding	Outstanding Balance as of 9/30/2024
Baron Growth Fund	$63.1 million	$154.6 million	6.54%	325	$18.5 million
Baron Fifth Avenue Growth Fund	$3.5 million	$3.6 million	6.54%	5	$—

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At September 30, 2024, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

Baron Funds	September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES (Continued)

At September 30, 2024, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$18,181,856
StubHub Holdings, Inc.	12/22/2021	49,136,473

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	107,853,760
X.AI Corp.	6/11/2024	39,999,993

Total Restricted Securities		$215,172,082

(Cost $128,500,521)† (4.84% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$785,437

Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	3,878,446

Total Restricted Securities		$4,663,883

(Cost $25,674,990)† ( 0.06% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
GM Cruise Holdings LLC	5/19/2022	25,998
Space Exploration Technologies Corp.	3/25/2021	15,333,920
X Holdings I, Inc.	5/4/2022	1,366,000

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/28/2023	2,766,001

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	1,943,439
Space Exploration Technologies Corp.	8/4/2020	20,741,280

Total Restricted Securities		$42,515,283

(Cost $31,003,892)† (3.13% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$5,999,840

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	970,337

Total Restricted Securities		$6,970,177

(Cost $6,012,083)† (1.10% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

September 30, 2024	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,226,668,552	$—	$—	$4,226,668,552
Private Common Stocks†	—	—	67,318,329	67,318,329
Private Preferred Stocks†	—	—	147,853,753	147,853,753
Short-Term Investments	—	1,156,211	—	1,156,211

Total Investments	$4,226,668,552	$1,156,211	$215,172,082	$4,442,996,845

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,601,506,808	$—	$—	$7,601,506,808
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	3,878,446	3,878,446

Total Investments	$7,601,506,808	$—	$4,663,883	$7,606,170,691

Baron Funds	September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,438,925,291	$—	$—	$4,438,925,291
Short-Term Investments	—	77,359,443	—	77,359,443

Total Investments	$4,438,925,291	$77,359,443	$—	$4,516,284,734

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,301,412,648	$—	$—	$1,301,412,648
Private Common Stocks†	—	—	17,064,563	17,064,563
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†	—	—	22,684,719	22,684,719
Short-Term Investments	—	12,746,912	—	12,746,912

Total Investments	$1,301,412,648	$12,746,912	$42,515,283	$1,356,674,843

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$598,599,569	$12,939,839	$—	$611,539,408
Private Common Stocks	—	—	5,999,840	5,999,840
Private Preferred Stocks	—	—	970,337	970,337
Short-Term Investments	—	20,313,290	—	20,313,290

Total Investments	$598,599,569	$33,253,129	$6,970,177	$638,822,875

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,474,582,614	$—	$—	$1,474,582,614
Short-Term Investments	—	27,242,120	—	27,242,120

Total Investments	$1,474,582,614	$27,242,120	$—	$1,501,824,734

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$456,645,169	$—	$—	$456,645,169
Short-Term Investments	—	18,062,637	—	18,062,637

Total Investments	$456,645,169	$18,062,637	$—	$474,707,806

†	See Portfolios of Investments for additional detailed categorizations.

September 30, 2024	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2024
Private Common Stocks
Communication Services	$37,919,959	$—	$—	$11,216,514	$—	$—	$—	$—	$49,136,473	$11,216,514
Industrials	12,157,493	—	—	6,024,363	—	—	—	—	18,181,856	6,024,363
Private Preferred Stocks
Industrials	72,114,683	—	—	35,739,077	—	—	—	—	107,853,760	35,739,077
Information Technology	—	—	—	—	39,999,993	—	—	—	39,999,993	—

Total	$122,192,135	$—	$—	$52,979,954	$39,999,993	$—	$—	$—	$215,172,082	$52,979,954

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2024
Private Common Stocks
Communication Services	$3,707,500	$—	$—	$(2,341,500)	$—	$—	$—	$—	$1,366,000	$(2,341,500)
Industrials	10,330,148	—	—	5,029,770	—	—	—	—	15,359,918	5,029,770
Materials	338,645	—	—	—	—	—	—	—	338,645	—
Private Covertible Preferred Stocks
Materials	2,766,001	—	—	—	—	—	—	—	2,766,001	—
Private Preferred Stocks
Industrials	19,936,233	—	—	2,748,486	—	—	—	—	22,684,719	2,748,486

Total	$37,078,527	$—	$—	$5,436,756	$—	$—	$—	$—	$42,515,283	$5,436,756

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2024
Private Common Stocks
Industrials	$4,011,857	$—	$—	$1,987,983	$—	$—	$—	$—	$5,999,840	$1,987,983
Private Preferred Stocks			—	(2,059,300)	—	—	—	—	970,337	(2,059,300)
Industrials	3,029,637	—

Total	$7,041,494	$—	$—	$(71,317)	$—	$—	$—	$—	$6,970,177	$(71,317)

Baron Funds	September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of September 30, 2024 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2024	Range used on September 30, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$49,136,473	Combination of valuation using discounted cash flows, current value via comparable companies, and option-pricing methods	Weighted average cost of capital	10.50%	N/A	Decrease
				Change in the composite equity index of comparable companies	(0.54)%	N/A	Increase
				Discount for lack of marketability	7.79%	N/A	Decrease
				Estimated volatility of the returns of equity[1]	33.90%	N/A	Decrease
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$18,181,856	Observed transaction	Observed Transaction Price	$112.00	N/A	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$107,853,760	Observed transaction	Observed Transaction Price	$1,120.00	N/A	Increase
Private Preferred Stocks: Information Technology	X.AI Corp.	$39,999,993	Observed transaction	Observed Transaction Price	$11.97	N/A	Increase

See footnotes on page 34.

September 30, 2024	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Company	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2024	Range used on September 30, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	X Holdings I, Inc.	$1,366,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	N/A	Increase
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$15,333,920	Observed transaction	Observed Transaction Price	$112.00	N/A	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$20,741,280	Observed transaction	Observed Transaction Price	$1,120.00	N/A	Increase
Private Common Stocks: Industrials	GM Cruise Holdings LLC	$25,998	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	N/A	Increase
				Discount to observed transaction price based on scenario probability analysis	70%	N/A	Decrease
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$1,943,439	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	N/A	Increase
				Discount to observed transaction price based on scenario probability analysis	70%	N/A	Decrease
Private Common Stocks: Materials	Farmers Business Network, Inc.	$338,645	Scenario analysis	Projected IPO valuation	$900 million	N/A	Increase
				Probability for IPO outcome	50%	N/A	Increase
				Discount in event of liquidation outcome	100%	N/A	Decrease
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$2,766,001	Scenario analysis	Projected IPO valuation	$900 million	N/A	Increase
				Probability for IPO outcome	50%	N/A	Increase

See footnotes on page 34.

Baron Funds	September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2024	Range used on September 30, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$5,999,840	Observed transaction	Observed Transaction Price	$112.00	N/A	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$970,337	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	N/A	Increase
				Discount to observed transaction price based on scenario probability analysis	70%	N/A	Decrease

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended September 30, 2024, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of net investment losses and foreign currency gains and losses. Results of operations and net assets were not affected by these reclassifications.

Fund	Distributable Earnings/ (Losses)	Paid-In Capital
Baron Asset Fund	$29,037,416	$(29,037,416)
Baron Growth Fund	8,993,017	(8,993,017)
Baron Small Cap Fund	16,141,925	(16,141,925)
Baron Opportunity Fund	8,034,567	(8,034,567)
Baron Fifth Avenue Growth Fund	3,001,099	(3,001,099)
Baron Discovery Fund	8,385,289	(8,385,289)
Baron Durable Advantage Fund	4,989	(4,989)

As of September 30, 2024, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Cost of investments	$1,093,634,651	$1,021,958,786	$1,875,116,100	$612,857,394

Gross tax unrealized appreciation	3,354,872,456	6,625,747,294	2,723,916,965	768,838,532
Gross tax unrealized depreciation	(5,510,262)	(41,535,389)	(82,748,331)	(25,021,083)

Net tax unrealized appreciation (depreciation)	$3,349,362,194	$6,584,211,905	$2,641,168,634	$743,817,449

September 30, 2024	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$291,117,443	$1,052,155,018	$369,711,523

Gross tax unrealized appreciation	350,394,236	505,388,590	106,573,783
Gross tax unrealized depreciation	(2,688,804)	(55,718,874)	(1,577,500)

Net tax unrealized appreciation (depreciation)	$347,705,432	$449,669,716	$104,996,283

As of September 30, 2024, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Undistributed (accumulated) net investment income (loss)	$—	$—	$—	$—
Undistributed (accumulated) net realized gain (loss)	679,367,855	708,203,820	513,889,270	34,378,751
Qualified late year loss deferral	(24,951,010)	(8,040,508)	(19,955,953)	(8,217,375)
Capital loss carryforwards	—	—	—	—
Net tax unrealized appreciation (depreciation) on investments	3,349,362,194	6,584,211,905	2,641,168,636	743,817,449
Net tax unrealized currency appreciation (depreciation)	—	—	—	—
Paid-in capital	437,345,122	302,362,138	1,380,472,603	586,199,161

Net Assets	$4,441,124,161	$7,586,737,355	$4,515,574,556	$1,356,177,986

		Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Undistributed (accumulated) net investment income (loss)		$—	$—	$375,768
Undistributed (accumulated) net realized gain (loss)		5,549,967	—	—
Qualified late year loss deferral		(2,785,843)	(7,111,597)	—
Capital loss carryforwards		—	(202,737,075)	(3,065,957)
Net tax unrealized appreciation (depreciation) on investments		347,705,432	449,669,716	104,996,283
Net tax unrealized currency appreciation (depreciation)		—	(275)	—
Paid-in capital		285,940,925	1,263,732,788	369,959,041

Net Assets		$636,410,481	$1,503,553,557	$472,265,135

At September 30, 2024 the Funds had capital loss carryforwards with no expiration dates, as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Short-Term	$—	$—	$—	$—

Long-Term	$—	$—	$—	$—

Capital loss carryforward utilized during the year ended September 30, 2024	$—	$—	$—	$101,204,471

		Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short-Term		$—	$69,974,699	$2,969,080

Long-Term		$—	$132,762,376	$96,877

Capital loss carryforward utilized during the year ended September 30, 2024		$20,923,823	$1,483,721	$—

Baron Funds	September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023 was as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023

Fund	Ordinary¹	Long-Term Capital Gain	Ordinary¹	Long-Term Capital Gain
Baron Asset Fund	$—	$158,417,266	$—	$—
Baron Growth Fund	—	133,684,246	—	382,315,913
Baron Small Cap Fund	—	129,871,077	—	213,007,314
Baron Opportunity Fund	—	—	—	—
Baron Fifth Avenue Growth Fund	—	—	—	—
Baron Discovery Fund	—	—	—	—
Baron Durable Advantage Fund	124,516	—	—	—

¹	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At September 30, 2024, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

September 30, 2024	Baron Funds

FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30 ,

2024	90.44	(0.83)	22.22	21.39	0.00	(3.41)	(3.41)	108.42	24.29	1.29		(0.84)	2,241.6	4

2023	77.43	(0.72)	13.73	13.01	0.00	0.00	0.00	90.44	16.80	1.30		(0.80)	1,987.1	5

2022	120.59	(0.90)	(33.27)	(34.17)	0.00	(8.99)	(8.99)	77.43	(30.79)	1.29		(0.91)	1,824.8	5

2021	99.64	(1.16)	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96	1.29	[3]	(1.02)	2,871.7	10

2020	82.28	(0.72)	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22	1.31		(0.82)	2,498.6	9

INSTITUTIONAL SHARES

Year Ended September 30,

2024	95.68	(0.60)	23.56	22.96	0.00	(3.41)	(3.41)	115.23	24.61	1.04		(0.58)	2,052.7	4

2023	81.71	(0.52)	14.49	13.97	0.00	0.00	0.00	95.68	17.10	1.05		(0.54)	2,236.6	5

2022	126.47	(0.68)	(35.09)	(35.77)	0.00	(8.99)	(8.99)	81.71	(30.61)	1.04		(0.65)	1,968.9	5

2021	104.08	(0.91)	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29	1.03	[3]	(0.76)	3,108.2	10

2020	85.67	(0.52)	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53	1.05		(0.57)	2,505.4	9

R6 SHARES

Year Ended September 30,

2024	95.65	(0.60)	23.55	22.95	0.00	(3.41)	(3.41)	115.19	24.61	1.04		(0.58)	146.8	4

2023	81.70	(0.52)	14.47	13.95	0.00	0.00	0.00	95.65	17.07	1.05		(0.55)	146.7	5

2022	126.45	(0.67)	(35.09)	(35.76)	0.00	(8.99)	(8.99)	81.70	(30.61)	1.04		(0.65)	132.5	5

2021	104.07	(0.91)	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28	1.04	[3]	(0.76)	185.8	10

2020	85.65	(0.52)	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55	1.05		(0.57)	147.3	9

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distribution, if any.
[3]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	37

Baron Funds	September 30, 2024

FINANCIAL HIGHLIGHTS (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2024	90.55	(0.33)	14.24	13.91	0.00	(1.70)	(1.70)	102.76	15.62		1.34	[3]	(0.35)	2,210.3	0	[7]

2023	80.38	(0.22)	15.52	15.30	0.00	(5.13)	(5.13)	90.55	19.17		1.30	[4]	(0.24)	2,211.7	2

2022	117.64	(0.35)	(27.94)	(28.29)	0.00	(8.97)	(8.97)	80.38	(26.31)		1.30	[4]	(0.36)	2,015.6	0	[7]

2021	90.65	(0.81)	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19	[6]	1.29	[5]	(0.75)	3,041.4	1

2020	78.95	(0.35)	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08		1.30	[5]	(0.44)	2,535.3	2

INSTITUTIONAL SHARES

Year Ended September 30,

2024	95.52	(0.10)	15.07	14.97	0.00	(1.70)	(1.70)	108.79	15.92		1.08	[3]	(0.09)	5,134.0	0	[7]

2023	84.34	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.52	19.48		1.05	[4]	0.01	5,007.2	2

2022	122.73	(0.10)	(29.32)	(29.42)	0.00	(8.97)	(8.97)	84.34	(26.12)		1.04	[4]	(0.10)	4,073.5	0	[7]

2021	94.15	(0.56)	33.99	33.43	0.00	(4.85)	(4.85)	122.73	36.55	[6]	1.03	[5]	(0.50)	5,934.8	1

2020	81.69	(0.16)	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38		1.04	[5]	(0.20)	4,608.4	2

R6 SHARES

Year Ended September 30,

2024	95.53	(0.10)	15.06	14.96	0.00	(1.70)	(1.70)	108.79	15.91		1.09	[3]	(0.10)	242.4	0	[7]

2023	84.35	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.53	19.48		1.05	[4]	0.01	225.7	2

2022	122.75	(0.11)	(29.32)	(29.43)	0.00	(8.97)	(8.97)	84.35	(26.13)		1.04	[4]	(0.10)	169.1	0	[7]

2021	94.16	(0.56)	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56	[6]	1.03	[5]	(0.50)	225.8	1

2020	81.70	(0.17)	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38		1.04	[5]	(0.20)	167.8	2

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Includes interest expense of 0.05%.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of less than 0.01%.
[6]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

[7]	Less than 0.5%.

38	See Notes to Financial Statements.

September 30, 2024	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:		Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Total expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2024	27.76	(0.21)	8.02	7.81	0.00	(0.92)	(0.92)	34.65	28.90		1.30	(0.69)	1,374.9	10

2023	24.98	(0.15)	4.38	4.23	0.00	(1.45)	(1.45)	27.76	17.42	[3]	1.31	(0.56)	1,187.8	10

2022	40.67	(0.23)	(10.74)	(10.97)	0.00	(4.72)	(4.72)	24.98	(30.93)		1.30	(0.72)	1,135.1	17

2021	35.06	(0.16)	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77		1.29	(0.40)	1,829.5	16

2020	29.44	(0.29)	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60		1.31	(0.98)	1,511.3	17

INSTITUTIONAL SHARES

Year Ended September 30,

2024	29.90	(0.14)	8.67	8.53	0.00	(0.92)	(0.92)	37.51	29.25		1.05	(0.43)	2,828.6	10

2023	26.74	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.90	17.71	[3]	1.05	(0.31)	2,821.0	10

2022	43.12	(0.15)	(11.51)	(11.66)	0.00	(4.72)	(4.72)	26.74	(30.76)		1.04	(0.44)	2,613.0	17

2021	36.86	(0.06)	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11		1.03	(0.15)	3,214.2	16

2020	30.74	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96		1.05	(0.74)	2,724.6	17

R6 SHARES

Year Ended September 30,

2024	29.89	(0.15)	8.67	8.52	0.00	(0.92)	(0.92)	37.49	29.23		1.05	(0.45)	312.1	10

2023	26.73	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.89	17.71	[3]	1.06	(0.31)	206.3	10

2022	43.10	(0.14)	(11.51)	(11.65)	0.00	(4.72)	(4.72)	26.73	(30.75)		1.04	(0.41)	184.4	17

2021	36.85	(0.06)	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09		1.04	(0.16)	272.8	16

2020	30.73	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97		1.05	(0.74)	218.5	17

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

The Adviser made a voluntary payment to the Fund in the amount of $573 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	39

Baron Funds	September 30, 2024

FINANCIAL HIGHLIGHTS (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2024	30.67	(0.39)	13.84	13.45	0.00	0.00	0.00	44.12	43.85	1.31		(1.02)	637.0	33

2023	24.72	(0.27)	6.22	5.95	0.00	0.00	0.00	30.67	24.07	1.32	[3]	(0.96)	497.4	23

2022	43.49	(0.39)	(14.78)	(15.17)	0.00	(3.60)	(3.60)	24.72	(38.38)	1.31	[3]	(1.15)	448.5	31

2021	35.11	(0.49)	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58	1.31	[3]	(1.19)	866.5	39

2020	21.53	(0.30)	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25	1.34	[3]	(1.14)	644.9	43

INSTITUTIONAL SHARES

Year Ended September 30,

2024	32.64	(0.31)	14.75	14.44	0.00	0.00	0.00	47.08	44.24	1.05		(0.76)	679.0	33

2023	26.24	(0.21)	6.61	6.40	0.00	0.00	0.00	32.64	24.39	1.06	[3]	(0.70)	473.2	23

2022	45.85	(0.32)	(15.69)	(16.01)	0.00	(3.60)	(3.60)	26.24	(38.23)	1.05	[3]	(0.90)	375.3	31

2021	36.79	(0.41)	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91	1.05	[3]	(0.93)	711.4	39

2020	22.42	(0.25)	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82	1.08	[3]	(0.88)	409.5	43

R6 SHARES

Year Ended September 30,

2024	32.67	(0.31)	14.77	14.46	0.00	0.00	0.00	47.13	44.26	1.05		(0.76)	40.2	33

2023	26.27	(0.21)	6.61	6.40	0.00	0.00	0.00	32.67	24.36	1.07	[3]	(0.70)	28.8	23

2022	45.90	(0.32)	(15.71)	(16.03)	0.00	(3.60)	(3.60)	26.27	(38.23)	1.05	[3]	(0.89)	23.4	31

2021	36.82	(0.41)	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94	1.05	[3]	(0.93)	36.1	39

2020	22.45	(0.24)	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71	1.08	[3]	(0.87)	25.7	43

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Includes interest expense of less than 0.01%.

40	See Notes to Financial Statements.

September 30, 2024	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2024	35.68	(0.37)	16.30	15.93	0.00	0.00	0.00	51.61	44.65	[3]	1.03	[4]	1.00	[4]	(0.84)	132.3	26

2023	28.73	(0.28)	7.23	6.95	0.00	0.00	0.00	35.68	24.19	[3]	1.06	[5]	1.01	[5]	(0.88)	103.0	13

2022	55.33	(0.39)	(24.49)	(24.88)	0.00	(1.72)	(1.72)	28.73	(46.49)[3,6]		1.03	[4]	1.00	[4]	(0.92)	84.2	37

2021	46.62	(0.46)	9.35	8.89	0.00	(0.18)	(0.18)	55.33	19.13	[3]	1.02		1.00		(0.88)	187.8	16

2020	32.10	(0.26)	15.77	15.51	0.00	(0.99)	(0.99)	46.62	49.56	[3]	1.05		1.00		(0.70)	176.9	12

INSTITUTIONAL SHARES

Year Ended September 30,

2024	36.86	(0.27)	16.86	16.59	0.00	0.00	0.00	53.45	45.01	[3]	0.76	[4]	0.75	[4]	(0.59)	469.8	26

2023	29.60	(0.21)	7.47	7.26	0.00	0.00	0.00	36.86	24.53	[3]	0.78	[5]	0.76	[5]	(0.63)	332.9	13

2022	56.82	(0.29)	(25.21)	(25.50)	0.00	(1.72)	(1.72)	29.60	(46.35)[3,6]		0.76	[4]	0.75	[4]	(0.68)	281.8	37

2021	47.75	(0.34)	9.59	9.25	0.00	(0.18)	(0.18)	56.82	19.44	[3]	0.75		0.75		(0.63)	609.8	16

2020	32.80	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[3]	0.78		0.75		(0.45)	350.5	12

R6 SHARES

Year Ended September 30,

2024	36.86	(0.27)	16.85	16.58	0.00	0.00	0.00	53.44	44.98	[3]	0.76	[4]	0.75	[4]	(0.59)	34.3	26

2023	29.61	(0.21)	7.46	7.25	0.00	0.00	0.00	36.86	24.49	[3]	0.78	[5]	0.76	[5]	(0.63)	25.5	13

2022	56.84	(0.29)	(25.22)	(25.51)	0.00	(1.72)	(1.72)	29.61	(46.36)[3,6]		0.76	[4]	0.75	[4]	(0.68)	21.1	37

2021	47.76	(0.34)	9.60	9.26	0.00	(0.18)	(0.18)	56.84	19.45	[3]	0.75		0.75		(0.63)	39.6	16

2020	32.81	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[3]	0.78		0.75		(0.45)	33.1	12

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Includes interest expense of less than 0.01%.
[5]	Includes interest expense of 0.01%.
[6]

The Adviser made a voluntary payment to the Fund in the amount of $2,806 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	41

Baron Funds	September 30, 2024

FINANCIAL HIGHLIGHTS (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:		Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2024	24.28	(0.24)	5.77	5.53	0.00	0.00	0.00	29.81	22.78	1.32	(0.89)	134.8	31

2023	22.27	(0.22)	2.23	2.01	0.00	0.00	0.00	24.28	9.03	1.33	(0.90)	131.6	34

2022	36.93	(0.32)	(13.05)	(13.37)	0.00	(1.29)	(1.29)	22.27	(37.47)	1.32	(1.11)	146.9	41

2021	28.17	(0.43)	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61	1.31	(1.20)	270.3	37

2020	19.41	(0.24)	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33	1.35	(1.09)	165.2	43

INSTITUTIONAL SHARES

Year Ended September 30,

2024	24.91	(0.17)	5.93	5.76	0.00	0.00	0.00	30.67	23.12	1.05	(0.63)	1,315.5	31

2023	22.80	(0.16)	2.27	2.11	0.00	0.00	0.00	24.91	9.25	1.06	(0.64)	1,098.7	34

2022	37.68	(0.25)	(13.34)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.31)	1.06	(0.84)	955.6	41

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05	(0.94)	1,721.2	37

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77	1.08	(0.82)	759.2	43

R6 SHARES

Year Ended September 30,

2024	24.92	(0.17)	5.92	5.75	0.00	0.00	0.00	30.67	23.07	1.05	(0.63)	53.3	31

2023	22.80	(0.16)	2.28	2.12	0.00	0.00	0.00	24.92	9.30	1.06	(0.64)	46.4	34

2022	37.68	(0.24)	(13.35)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.30)	1.06	(0.85)	41.3	41

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05	(0.94)	38.1	37

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77	1.08	(0.83)	15.3	43

[1]	Based on average shares outstanding.
[2]	Total returns reflect investment of all dividends and distributions, if any.

42	See Notes to Financial Statements.

September 30, 2024	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2024	19.55	(0.02)	7.86	7.84	(0.00)[4]	0.00	(0.00)[4]	27.39	40.10	[3]	1.04		0.95	(0.06)	98.8	4

2023	14.66	(0.00)[4]	4.89	4.89	0.00	0.00	0.00	19.55	33.36	[3]	1.40		0.95	(0.02)	16.6	2

2022	18.47	(0.04)	(3.71)	(3.75)	0.00	(0.06)	(0.06)	14.66	(20.39)[3]		1.49	[5]	0.95	(0.23)	7.6	42

2021	14.47	(0.05)	4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[3]	1.91		0.95	(0.29)	9.8	11

2020	11.77	(0.00)[4]	2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[3]	2.80		0.95	(0.01)	4.0	17

INSTITUTIONAL SHARES

Year Ended September 30,

2024	19.82	0.05	7.96	8.01	(0.02)	0.00	(0.02)	27.81	40.46	[3]	0.77		0.70	0.19	319.8	4

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[3]	1.00		0.70	0.22	78.7	2

2022	18.63	0.01	(3.76)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[3]		1.10	[5]	0.70	0.03	23.6	42

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	1.48		0.70	(0.05)	27.1	11

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	2.40		0.70	0.22	8.0	17

R6 SHARES

Year Ended September 30,

2024	19.82	0.04	7.97	8.01	(0.02)	0.00	(0.02)	27.81	40.46	[3]	0.74		0.70	0.15	53.7	4

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[3]	1.01		0.70	0.23	4.9	2

2022	18.63	0.00 [4]	(3.75)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[3]		1.07	[5]	0.70	0.02	3.5	42

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	1.47		0.70	(0.04)	4.3	11

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	1.93		0.70	0.23	2.5	17

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Less than $0.01 per share
[5]	Includes interest expense of less than 0.01%.

See Notes to Financial Statements.	43

Baron Funds	September 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Baron Investment Funds Trust and Shareholders of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (constituting the Baron Investment Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 26, 2024

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

September 30, 2024	Baron Funds

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended September 30, 2024 are listed below.

During the fiscal year ended September 30, 2024, the Funds’ distributions to shareholders included:

Fund	Ordinary[1,3]	Long-Term Capital Gain[2,3]

Baron Asset Fund	$—	$158,417,266

Baron Growth Fund	—	133,684,246

Baron Small Cap Fund	—	129,871,077

Baron Opportunity Fund	—	—

Baron Fifth Avenue Growth Fund	—	—

Baron Discovery Fund	—	—

Baron Durable Advantage Fund	124,516	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to the Tax Cuts and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron Durable Advantage Fund, 100.00% is qualified dividend income subject to a reduced tax rate, and 100.00% qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2024. The information necessary to complete your income tax return for the calendar year ended December 31, 2024 will be listed on the Form 1099-DIV, which will be mailed to you in January 2025.

Baron Funds	September 30, 2024

Changes In and Disagreements with Accountants	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others	For the period covered by this report

Refer to the financial statements included herein.

September 30, 2024	Baron Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR THE FUNDS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Investment Funds Trust (the “Trust”) met on May 9, 2024 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreements for the Funds. Representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and the Independent Trustees were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•

The advisory fees and total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the net operating expenses paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by representatives of Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of the expense ratio and contractual advisory fee with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of each Fund’s annualized total return and related risk metrics over one-, three-, five- and ten-year periods, where applicable, against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s advisory fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the significant fluctuation in assets in recent years. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds.

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services provided as discussed at this meeting, and throughout the year.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

ANNUALTRUST 9/30/2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: December 5, 2024

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: December 5, 2024